UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — June 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 9, 2019

Dear Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. You can lose money by investing in the fund.

Performance summary (as of 6/30/19)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2019

Class IA: $16.18	Class IB: $16.41

Total return at net asset value

				Putnam
				Balanced
	Class IA	Class IB	Russell 3000	Blended
(as of 6/30/19)	shares*	shares†	Index	Benchmark
6 months	12.08%	11.95%	18.71%	13.47%
1 year	4.31	4.08	8.98	8.16
5 years	33.73	32.10	62.46	38.62
Annualized	5.99	5.73	10.19	6.75
10 years	169.65	162.94	293.01	160.10
Annualized	10.43	10.15	14.67	10.03
Life	915.30	860.84	2,228.30	—
Annualized	7.66	7.47	10.54	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/19 to 6/30/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/18	0.85%	1.10%
Annualized expense ratio for the six-month
period ended 6/30/19	0.86%	1.11%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/19		ended 6/30/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.52	$5.83	$4.31	$5.56
Ending value
(after
expenses)	$1,120.80	$1,119.50	$1,020.53	$1,019.29

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

2 Putnam VT Global Asset Allocation Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

The fund’s portfolio 6/30/19 (Unaudited)

COMMON STOCKS (59.1%)*	Shares	Value

Basic materials (2.0%)
Anglo American PLC (United Kingdom)	4,163	$118,662
Arkema SA (France)	640	59,515
Axalta Coating Systems, Ltd. †	3,353	99,819
BlueScope Steel, Ltd. (Australia)	9,806	83,239
Boliden AB (Sweden)	804	20,559
Celanese Corp.	658	70,932
CF Industries Holdings, Inc.	4,552	212,624
Covestro AG (Germany)	2,462	125,167
Fortescue Metals Group, Ltd. (Australia)	10,894	69,345
Glencore PLC (United Kingdom)	4,914	17,058
HeidelbergCement AG (Germany)	1,126	91,111
HOCHTIEF AG (Germany)	362	44,086
Huntsman Corp.	6,431	131,450
Kajima Corp. (Japan)	3,400	46,757
LyondellBasell Industries NV Class A	4,874	419,798
Mitsubishi Gas Chemical Co., Inc. (Japan)	200	2,674
Packaging Corp. of America	1,730	164,904
Rio Tinto PLC (United Kingdom)	2,948	182,717
Shin-Etsu Chemical Co., Ltd. (Japan)	1,700	158,727
Sonoco Products Co.	729	47,633
South32, Ltd. (Australia)	18,023	40,280
Steel Dynamics, Inc.	3,930	118,686
Taisei Corp. (Japan)	2,000	72,795
UPM-Kymmene OYJ (Finland)	3,111	82,672
W.R. Grace & Co.	522	39,729
		2,520,939
Capital goods (4.4%)
ACS Actividades de Construccion y Servicios SA
(Spain)	2,410	96,216
Allison Transmission Holdings, Inc.	2,317	107,393
Avery Dennison Corp.	778	89,999
Ball Corp.	1,540	107,785
Berry Plastics Group, Inc. †	2,560	134,630
Boeing Co. (The)	3,727	1,356,665
Cummins, Inc.	2,365	405,219
Curtiss-Wright Corp.	275	34,961
Dassault Aviation SA (France)	19	27,309
Dover Corp.	1,419	142,184
Emerson Electric Co.	3,600	240,192
Faurecia SA (France)	2,281	105,850
HD Supply Holdings, Inc. †	2,763	111,294
HEICO Corp.	448	59,947
Hitachi, Ltd. (Japan)	4,400	161,709
Honeywell International, Inc.	3,995	697,487
Ingersoll-Rand PLC	3,187	403,697
Lockheed Martin Corp.	1,979	719,446
Republic Services, Inc.	1,635	141,656
Sandvik AB (Sweden)	7,863	144,455
Teledyne Technologies, Inc. †	251	68,741
Tervita Corp. (Canada) †	16	83
Waste Management, Inc.	3,380	389,951
WESCO International, Inc. †	723	36,620
		5,783,489
Communication services (2.7%)
AT&T, Inc.	2,014	67,489
BT Group PLC (United Kingdom)	31,207	77,860

COMMON STOCKS (59.1%)* cont.	Shares	Value

Communication services cont.
Comcast Corp. Class A	21,396	$904,623
Crown Castle International Corp. R	2,654	345,949
Deutsche Telekom AG (Germany)	7,688	132,984
Equinix, Inc. R	147	74,131
Eutelsat Communications SA (France)	846	15,815
Juniper Networks, Inc.	4,291	114,269
Nippon Telegraph & Telephone Corp. (Japan)	1,200	55,924
NTT DoCoMo, Inc. (Japan)	2,600	60,680
Swisscom AG (Switzerland)	72	36,148
Telephone & Data Systems, Inc.	1,880	57,152
Telstra Corp., Ltd. (Australia)	49,594	134,155
Verizon Communications, Inc.	24,660	1,408,826
		3,486,005
Communications equipment (1.2%)
Avaya Holdings Corp. †	573	6,824
Cisco Systems, Inc.	27,944	1,529,375
		1,536,199
Computers (2.1%)
Amadeus IT Holding SA Class A (Spain)	747	59,170
Apple, Inc.	7,063	1,397,909
Aspen Technology, Inc. †	1,047	130,121
CDW Corp. of Delaware	1,411	156,621
Dell Technologies, Inc. Class C †	3,236	164,389
Fortinet, Inc. †	4,168	320,227
Fujitsu, Ltd. (Japan)	500	34,806
Nuance Communications, Inc. †	2,336	37,306
Otsuka Corp. (Japan)	1,200	48,359
ServiceNow, Inc. †	627	172,155
Xerox Corp.	4,196	148,580
		2,669,643
Conglomerates (0.5%)
AMETEK, Inc.	1,896	172,233
Danaher Corp.	2,848	407,036
Mitsubishi Corp. (Japan)	2,700	71,277
		650,546
Consumer cyclicals (6.8%)
Amazon.com, Inc. †	963	1,823,566
Automatic Data Processing, Inc.	3,521	582,127
Berkeley Group Holdings PLC (The) (United Kingdom)	483	22,885
Best Buy Co., Inc.	5,516	384,631
Booking Holdings, Inc. †	233	436,807
Bridgestone Corp. (Japan)	1,900	74,915
Carnival PLC (United Kingdom)	1,258	55,580
CK Hutchison Holdings, Ltd. (Hong Kong)	5,500	54,113
Clear Channel Outdoor Holdings, Inc. †	502	2,370
CoStar Group, Inc. †	126	69,812
Crown Resorts, Ltd. (Australia)	4,555	39,847
Daiwa House Industry Co., Ltd. (Japan)	1,600	46,727
Discovery, Inc. Class A † S	5,980	183,586
Extended Stay America, Inc. (Units)	3,519	59,436
Fiat Chrysler Automobiles NV (Italy)	4,107	57,283
Genting Bhd (Singapore)	93,000	63,272
Hermes International (France)	174	125,480
Hilton Worldwide Holdings, Inc.	3,372	329,579
Home Depot, Inc. (The)	3,193	664,048
iHeartMedia, Inc. Class A †	214	3,214
Interpublic Group of Cos., Inc. (The)	4,466	100,887
KAR Auction Services, Inc.	1,982	49,550
Kering SA (France)	267	157,905

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (59.1%)* cont.	Shares	Value

Consumer cyclicals cont.
Las Vegas Sands Corp.	2,832	$167,343
Lear Corp.	978	136,206
Liberty Media Corp.-Liberty Sirius XM Class A †	1,229	46,468
Lowe’s Cos., Inc.	4,107	414,437
Macquarie Infrastructure Co., LLC	976	39,567
Namco Bandai Holdings, Inc. (Japan)	700	34,038
News Corp. Class A	3,164	42,682
Next PLC (United Kingdom)	548	38,457
Nielsen Holdings PLC	4,369	98,739
NIKE, Inc. Class B	4,874	409,172
Nintendo Co., Ltd. (Japan)	300	110,289
Omnicom Group, Inc. S	3,943	323,129
PayPal Holdings, Inc. †	3,264	373,597
Peugeot SA (France)	5,226	128,774
PulteGroup, Inc.	1,363	43,098
ServiceMaster Global Holdings, Inc. †	843	43,912
Sony Corp. (Japan)	2,500	130,622
Tapestry, Inc.	960	30,461
Taylor Wimpey PLC (United Kingdom)	19,460	38,985
Walmart, Inc.	5,092	562,615
Wolters Kluwer NV (Netherlands)	1,710	124,483
		8,724,694
Consumer staples (5.8%)
Ashtead Group PLC (United Kingdom)	4,734	135,509
Associated British Foods PLC (United Kingdom)	2,235	69,908
Carlsberg A/S Class B (Denmark)	595	78,878
Coca-Cola Co. (The)	20,830	1,060,664
Coca-Cola European Partners PLC (United Kingdom)	2,182	123,283
Colruyt SA (Belgium)	497	28,822
Darden Restaurants, Inc.	2,275	276,936
Essity AB Class B (Sweden)	850	26,124
Hershey Co. (The)	1,953	261,761
Imperial Brands PLC (United Kingdom)	4,104	96,253
ITOCHU Corp. (Japan)	6,600	126,343
Jardine Cycle & Carriage, Ltd. (Singapore)	1,200	32,193
Koninklijke Ahold Delhaize NV (Netherlands)	5,813	130,732
L’Oreal SA (France)	502	142,991
Molson Coors Brewing Co. Class B	3,132	175,392
Mondelez International, Inc. Class A	10,502	566,058
Nestle SA (Switzerland)	1,789	185,204
PepsiCo, Inc.	6,028	790,452
Post Holdings, Inc. †	807	83,904
Procter & Gamble Co. (The)	4,363	478,403
Starbucks Corp.	14,685	1,231,044
Sysco Corp.	5,731	405,296
Tesco PLC (United Kingdom)	45,413	130,743
TripAdvisor, Inc. † S	2,801	129,658
Unilever NV ADR (Netherlands)	2,255	137,336
Unilever PLC (United Kingdom)	2,952	183,489
US Foods Holding Corp. †	2,632	94,120
Walgreens Boots Alliance, Inc.	2,592	141,705
Wesfarmers, Ltd. (Australia)	751	19,102
WH Group, Ltd. (Hong Kong)	105,000	106,895
		7,449,198
Electronics (2.1%)
Agilent Technologies, Inc.	4,306	321,529
Broadcom, Inc.	1,235	355,507
Brother Industries, Ltd. (Japan)	800	15,154

COMMON STOCKS (59.1%)* cont.	Shares	Value

Electronics cont.
Garmin, Ltd.	844	$67,351
Hoya Corp. (Japan)	1,900	145,945
Keysight Technologies, Inc. †	2,119	190,307
nVent Electric PLC (United Kingdom)	1,877	46,531
NXP Semiconductors NV	6,540	638,369
Rockwell Automation, Inc. S	1,378	225,758
Thales SA (France)	664	82,035
Xilinx, Inc.	4,926	580,874
		2,669,360
Energy (3.1%)
BP PLC (United Kingdom)	9,492	66,130
Chevron Corp.	12,329	1,534,221
ConocoPhillips	11,423	696,803
Devon Energy Corp.	3,556	101,417
Equinor ASA (Norway)	5,498	108,568
Exxon Mobil Corp.	1,252	95,941
Marathon Petroleum Corp.	2,133	119,192
MWO Holdings, LLC (Units) F	15	507
Nine Point Energy F	107	214
OMV AG (Austria)	1,175	57,252
Phillips 66	4,378	409,518
Royal Dutch Shell PLC Class B (United Kingdom)	3,420	112,099
Santos, Ltd. (Australia)	9,959	49,630
TOTAL SA (France)	4,074	228,269
Valero Energy Corp.	5,213	446,285
		4,026,046
Financials (10.2%)
3i Group PLC (United Kingdom)	5,566	78,708
ABN AMRO Group NV GDR (Netherlands)	4,396	94,050
Aflac, Inc.	5,177	283,751
AGNC Investment Corp. R	9,492	159,655
Allianz SE (Germany)	887	213,825
Allstate Corp. (The)	1,885	191,686
American Financial Group, Inc.	574	58,818
Ameriprise Financial, Inc.	2,058	298,739
Annaly Capital Management, Inc. R	19,165	174,976
Apple Hospitality REIT, Inc. R	2,645	41,950
Athene Holding, Ltd. Class A †	2,460	105,928
AvalonBay Communities, Inc. R	826	167,827
Aviva PLC (United Kingdom)	24,406	129,092
Baloise Holding AG (Switzerland)	444	78,594
Banco Bilbao Vizcaya Argenta (Spain)	25,265	141,260
Bank Leumi Le-Israel BM (Israel)	10,735	77,486
BOC Hong Kong Holdings, Ltd. (Hong Kong)	9,000	35,461
Brixmor Property Group, Inc. R	5,749	102,792
Brookfield Property REIT, Inc. Class A R	2,218	41,898
Camden Property Trust R	839	87,583
Capital One Financial Corp.	3,929	356,517
CBRE Group, Inc. Class A †	2,764	141,793
Cheung Kong Property Holdings, Ltd. (Hong Kong)	17,000	132,707
Citigroup, Inc.	19,159	1,341,705
Citizens Financial Group, Inc.	8,051	284,683
Comerica, Inc.	2,937	213,344
Deutsche Boerse AG (Germany)	263	37,203
Discover Financial Services	3,618	280,721
DNB ASA (Norway)	1,968	36,613
Douglas Emmett, Inc. R	1,163	46,334
Duke Realty Corp. R	3,561	112,563

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (59.1%)* cont.	Shares	Value

Financials cont.
E*Trade Financial Corp.	5,499	$245,255
Fukuoka Financial Group, Inc. (Japan)	2,100	38,599
Gaming and Leisure Properties, Inc. R	2,117	82,521
Goldman Sachs Group, Inc. (The)	1,251	255,955
Hang Seng Bank, Ltd. (Hong Kong)	4,400	109,315
Hartford Financial Services Group, Inc. (The)	4,178	232,798
Healthcare Trust of America, Inc. Class A R	2,794	76,639
Henderson Land Development Co., Ltd. (Hong Kong)	9,900	54,627
HSBC Holdings PLC (United Kingdom)	2,429	20,263
Hudson Pacific Properties, Inc. R	1,372	45,646
ING Groep NV (Netherlands)	5,221	60,532
Jones Lang LaSalle, Inc.	550	77,380
JPMorgan Chase & Co.	16,063	1,795,843
KBC Groep NV (Belgium)	870	57,022
Kerry Properties, Ltd. (Hong Kong)	2,500	10,504
Legal & General Group PLC (United Kingdom)	37,146	127,133
Liberty Property Trust R	1,354	67,754
Lincoln National Corp.	3,002	193,479
Lloyds Banking Group PLC (United Kingdom)	144,734	104,015
Macquarie Group, Ltd. (Australia)	1,529	134,915
Medical Properties Trust, Inc. R	5,676	98,989
MetLife, Inc.	11,998	595,941
Mirvac Group (Australia) R	5,594	12,315
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,900	20,739
Morgan Stanley	10,835	474,681
New Residential Investment Corp. R	7,392	113,763
ORIX Corp. (Japan)	7,900	118,094
Outfront Media, Inc. R	1,871	48,253
Partners Group Holding AG (Switzerland)	174	136,712
Persimmon PLC (United Kingdom)	3,991	101,215
Popular, Inc. (Puerto Rico)	1,104	59,881
Prologis, Inc. R	1,376	110,218
Prudential Financial, Inc.	3,687	372,387
Reinsurance Group of America, Inc.	486	75,831
Scentre Group (Australia) R	20,175	54,482
SL Green Realty Corp. R	1,129	90,738
STORE Capital Corp. R	3,018	100,167
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,400	155,804
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,000	36,325
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,500	59,438
Swire Properties, Ltd. (Hong Kong)	2,800	11,317
Swiss Life Holding AG (Switzerland)	55	27,258
Synchrony Financial	9,398	325,829
Two Harbors Investment Corp. R	3,327	42,153
Unum Group	3,496	117,291
VICI Properties, Inc. R S	5,726	126,201
Weingarten Realty Investors R	1,475	40,445
Wells Fargo & Co.	2,665	126,108
Wintrust Financial Corp.	706	51,651
		13,042,683
Health care (7.2%)
Abbott Laboratories	9,893	832,001
AbbVie, Inc.	4,894	355,892
Advanz Pharma Corp. (Canada) †	52	852
Alfresa Holdings Corp. (Japan)	1,500	37,116
Allergan PLC	1,533	256,670
Amgen, Inc.	3,948	727,537

COMMON STOCKS (59.1%)* cont.	Shares	Value

Health care cont.
Astellas Pharma, Inc. (Japan)	8,300	$118,509
Baxter International, Inc.	475	38,903
Biogen, Inc. †	1,539	359,926
Bristol-Myers Squibb Co.	2,813	127,570
Cardinal Health, Inc.	4,458	209,972
Charles River Laboratories International, Inc. †	463	65,700
Chemed Corp.	212	76,498
Eli Lilly & Co.	2,529	280,188
Encompass Health Corp.	998	63,233
Gilead Sciences, Inc.	4,079	275,577
GlaxoSmithKline PLC (United Kingdom)	7,909	158,354
HCA Healthcare, Inc.	431	58,258
Hill-Rom Holdings, Inc.	823	86,102
Hologic, Inc. †	2,107	101,178
Illumina, Inc. †	208	76,575
Ipsen SA (France)	71	9,688
Jazz Pharmaceuticals PLC †	291	41,485
Johnson & Johnson	6,277	874,261
Koninklijke Philips NV (Netherlands)	196	8,510
Masimo Corp. †	804	119,651
McKesson Corp.	2,583	347,129
Medipal Holdings Corp. (Japan)	1,500	33,178
Medtronic PLC	8,832	860,148
Merck & Co., Inc.	9,392	787,519
Novartis AG (Switzerland)	1,821	166,393
Novo Nordisk A/S Class B (Denmark)	3,926	200,064
Pfizer, Inc.	8,838	382,862
Roche Holding AG (Switzerland)	1,017	286,129
Sartorius Stedim Biotech (France)	176	27,758
Shionogi & Co., Ltd. (Japan)	2,000	115,483
Suzuken Co., Ltd. (Japan)	800	47,020
Thermo Fisher Scientific, Inc.	478	140,379
UCB SA (Belgium)	762	63,183
Zimmer Biomet Holdings, Inc.	1,954	230,064
Zoetis, Inc.	1,130	128,244
		9,175,759
Photography/Imaging (0.1%)
FUJIFILM Holdings Corp. (Japan)	1,700	86,367
		86,367
Semiconductor (0.1%)
KLA-Tencor Corp.	1,527	180,491
		180,491
Software (4.1%)
Adobe, Inc. †	3,811	1,122,911
Black Knight, Inc. †	1,312	78,917
Cadence Design Systems, Inc. †	3,473	245,923
Electronic Arts, Inc. †	583	59,035
F5 Networks, Inc. †	1,334	194,270
Intuit, Inc.	2,577	673,447
Microsoft Corp.	10,493	1,405,642
NTT Data Corp. (Japan)	7,200	96,098
Oracle Corp.	23,195	1,321,419
		5,197,662
Technology (0.1%)
SoftBank Group Corp. (Japan)	1,400	67,464
		67,464
Technology services (3.6%)
Alphabet, Inc. Class A †	2,130	2,306,364
Capgemini SE (France)	586	72,864
eBay, Inc.	12,196	481,742

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (59.1%)* cont.	Shares	Value

Technology services cont.
Facebook, Inc. Class A †	493	$95,149
Fair Isaac Corp. †	304	95,462
Genpact, Ltd.	1,342	51,117
IBM Corp.	8,747	1,206,211
Proofpoint, Inc. †	542	65,176
Zebra Technologies Corp. Class A †	1,247	261,234
		4,635,319
Transportation (1.1%)
Aena SME SA (Spain)	566	112,179
Central Japan Railway Co. (Japan)	600	120,353
Delta Air Lines, Inc.	9,088	515,744
Deutsche Lufthansa AG (Germany)	3,233	55,401
Deutsche Post AG (Germany)	972	31,942
Japan Airlines Co., Ltd. (Japan)	3,400	108,770
Norfolk Southern Corp.	1,748	348,429
SG Holdings Co., Ltd. (Japan)	1,100	31,214
Yangzijiang Shipbuilding Holdings, Ltd. (China)	81,900	92,858
		1,416,890
Utilities and power (1.9%)
AES Corp.	10,594	177,555
AGL Energy, Ltd. (Australia)	408	5,735
CenterPoint Energy, Inc.	7,257	207,768
CLP Holdings, Ltd. (Hong Kong)	4,500	49,580
E.ON SE (Germany)	10,952	118,944
Endesa SA (Spain)	3,929	101,014
Enel SpA (Italy)	24,930	174,056
Eni SpA (Italy)	8,392	139,378
Evergy, Inc.	2,432	146,285
Exelon Corp.	8,949	429,015
GenOn Energy, Inc.	49	8,967
Kansai Electric Power Co., Inc. (The) (Japan)	400	4,588
NRG Energy, Inc.	4,832	169,700
Pinnacle West Capital Corp.	1,672	157,318
Public Service Enterprise Group, Inc.	5,323	313,099
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	1,923	1,462
UGI Corp.	810	43,262
Vistra Energy Corp.	8,664	196,153
		2,443,879

Total common stocks (cost $63,751,507)		$75,762,633

CORPORATE BONDS AND NOTES (15.7%)*	Principal amount	Value

Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$10,000	$10,716
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	10,000	10,275
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	10,000	11,866
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	10,000	10,388
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	10,000	9,900
Berry Global Escrow Corp. 144A notes 5.625%,
7/15/27	5,000	5,200
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	20,000	21,011
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	20,000	20,275

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	$25,000	$25,500
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	15,000	15,460
Builders FirstSource, Inc. 144A sr. notes 6.75%,
6/1/27	5,000	5,275
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	15,008
BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25	20,000	19,300
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24
(Germany)	7,000	7,186
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	15,000	13,425
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	38,000	39,511
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	10,000	9,525
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	10,000	10,450
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 6.625%, 5/15/23	5,000	5,172
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	25,000	23,875
CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	7,096
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 6.875%, 2/15/23
(Indonesia)	20,000	21,050
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes 5.45%, 3/15/43
(Indonesia)	5,000	4,575
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	30,000	30,450
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	19,000	20,059
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	43,000	43,972
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	10,000	10,325
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 7.625%, 1/15/25
(Canada)	10,000	10,325
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	15,000	14,550
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	27,000	29,506
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	30,000	29,683
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	10,000	10,575
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	10,000	10,125
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	10,000	10,163
Mercer International, Inc. company
guaranty sr. unsec. notes 7.75%, 12/1/22
(Canada)	4,000	4,150
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	10,000	10,350

Putnam VT Global Asset Allocation Fund 7

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	$5,000	$4,975
Methanex Corp. sr. unsec. unsub. notes 3.25%,
12/15/19 (Canada)	6,000	6,009
NCI Building Systems, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26	15,000	14,588
New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	5,000	4,575
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	25,000	25,313
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	10,000	10,450
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	20,000	22,153
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35
(Canada)	25,000	24,808
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	20,000	21,627
Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	48,148
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	15,000	15,206
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	36,021
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	15,000	15,154
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	15,000	17,438
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	5,000	5,213
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	20,000	20,725
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 4/15/23	3,000	3,053
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 3.75%, 2/1/23 (Canada)	5,000	5,088
TMS International Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	15,000	14,513
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	15,000	15,338
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	5,000	4,850
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	13,000	13,520
Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/23	10,000	10,188
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. bonds 4.375%,
11/15/47	53,000	49,944
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	22,000	22,346
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	30,000	40,436
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	13,375
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	34,000	47,537

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	$10,000	$10,775
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	15,000	15,834
		1,115,472
Capital goods (0.8%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	19,850
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,425
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,333
Berry Global, Inc. company guaranty notes 5.50%,
5/15/22	10,000	10,113
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	10,000	10,223
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	4,925
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	5,000	5,438
Bombardier, Inc. 144A sr. unsec. notes 7.875%,
4/15/27 (Canada)	10,000	10,013
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	25,000	25,656
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20	45,000	46,800
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%,
7/15/29	5,000	5,100
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27	10,000	10,164
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%,
2/1/26	5,000	5,138
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,500
Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6.00%, 7/15/22	14,000	14,000
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	30,121
GFL Environmental, Inc. 144A sr. unsec.
notes 8.50%, 5/1/27 (Canada)	10,000	10,763
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	21,175
Honeywell International, Inc. sr. unsec.
bonds 3.812%, 11/21/47	55,000	58,683
Hulk Finance Corp. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)	20,000	20,475
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	63,846
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	14,000	14,220
L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	35,000	36,636
L3 Technologies, Inc. company guaranty sr. unsec.
notes 4.40%, 6/15/28	21,000	22,934
MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/15/23	10,000	10,138
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	60,000	61,592
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25	25,000	25,938
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	21,000	22,148

8 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Capital goods cont.
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	$10,000	$10,300
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	10,000	10,000
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	23,745
Raytheon Co. sr. unsec. unsub. notes 2.50%,
12/15/22	50,000	50,358
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	20,000	20,250
Resideo Funding, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 11/1/26	10,000	10,400
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	24,853
Staples, Inc. 144A sr. unsec. notes 10.75%,
4/15/27	20,000	19,900
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	21,075
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	10,000	10,325
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25	5,000	5,058
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	20,000	20,150
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24	8,000	8,090
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	20,000	21,050
United Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	5,000	5,493
United Technologies Corp. sr. unsec.
unsub. notes 1.90%, 5/4/20	105,000	104,661
Vertiv Group Corp. 144A sr. unsec. notes 9.25%,
10/15/24	5,000	4,788
Vertiv Intermediate Holding Corp. 144A sr. unsec.
notes 12.00%, 2/15/22 ‡‡	5,000	4,825
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	30,000	31,230
Waste Management, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,291
		1,017,189
Communication services (1.6%)
American Tower Corp. sr. unsec. bonds 3.125%,
1/15/27 R	11,000	10,913
American Tower Corp. sr. unsec.
unsub. bonds 3.55%, 7/15/27 R	100,000	101,930
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	169,290
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	41,000	40,713
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	30,000	32,312
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	81,313
Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20	7,000	7,230
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,698
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24	20,000	20,900
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29	30,000	30,975
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	20,000	20,975

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Communication services cont.
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	$5,000	$5,892
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	4,000	4,343
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	32,711
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	92,000	96,364
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	23,055
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	30,000	28,116
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	25,000	25,468
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	25,000	25,964
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	35,013
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	7,000	7,426
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	25,000	25,484
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	36,215
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	63,000	65,441
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	43,000	45,903
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30
(Netherlands)	73,000	105,118
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	35,000	33,119
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	40,000	42,878
Equinix, Inc. sr. unsec. unsub. notes 5.875%,
1/15/26 R	5,000	5,294
Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25	30,000	18,600
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	15,000	14,550
Intelsat Connect Finance SA 144A company
guaranty sr. unsec. notes 9.50%, 2/15/23
(Luxembourg)	25,000	22,125
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda)	25,000	25,563
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	10,000	10,125
NBCUniversal Media, LLC company
guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	100,000	102,278
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,210
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	85,000	93,028
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	45,000	46,251
Sprint Communications, Inc. sr. unsec.
notes 7.00%, 8/15/20	5,000	5,188

Putnam VT Global Asset Allocation Fund 9

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Communication services cont.
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	$48,000	$52,140
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	18,063
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	10,000	10,385
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.00%, 3/1/23	5,000	5,113
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	25,000	26,750
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	5,000	5,113
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	15,000	15,433
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26	5,000	5,119
TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	84,022
Verizon Communications, Inc. sr. unsec.
unsub. bonds 4.672%, 3/15/55	30,000	34,023
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	72,060
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	155,000	171,771
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,950
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	25,000	26,094
Vodafone Group PLC sr. unsec.
unsub. notes 4.375%, 5/30/28 (United Kingdom)	17,000	18,377
		2,082,384
Consumer cyclicals (2.2%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	25,000	25,439
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	94,605
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%,
12/5/21	75,000	77,308
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. notes 6.125%, 5/15/27	5,000	4,450
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	8,950
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	9,263
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26	5,000	5,213
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23	10,000	10,350
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	64,000	64,968
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	37,677
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,193
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.80%, 4/11/26	16,000	16,123
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	39,683
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26	5,000	5,256

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6.875%, 5/15/23	$10,000	$10,325
Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	10,000	10,579
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	5,000	5,094
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26	10,000	10,275
CBS Corp. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	35,000	37,076
CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	22,000	21,344
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	24,000	24,810
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	12,000	12,557
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23	19,000	19,238
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22	19,000	19,356
Clear Channel Worldwide Holdings, Inc. 144A
company guaranty sr. unsec. notes 9.25%, 2/15/24	10,000	10,850
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	30,000	27,825
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25	20,000	20,063
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	65,000	66,768
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	42,007
Ecolab, Inc. sr. unsec. unsub. notes 3.25%,
12/1/27	70,000	72,875
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	5,225
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	10,000	10,400
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24	15,000	15,806
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25	10,000	10,280
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	76,000	76,636
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	22,676
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,150
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27	20,000	21,700
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,382
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	75,000	77,509
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	15,000	15,498
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%,
3/15/26	55,000	59,845
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	6,209	6,589

10 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	$12,190	$12,769
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	5,000	5,456
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	99,000	106,179
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	5,000	5,163
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	80,000	87,368
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	5,000	5,006
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	20,000	19,825
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22	25,000	26,813
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21	20,000	20,544
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	10,000	9,675
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	10,000	9,813
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	51,000	50,483
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24	5,000	5,481
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24	15,000	15,375
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24	10,000	10,513
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,144
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	15,000	15,731
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	10,000	10,413
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	5,000	5,250
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	20,000	21,223
MGM Resorts International company
guaranty sr. unsec. unsub. notes 6.625%,
12/15/21	15,000	16,200
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	25,000	26,188
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	25,000	25,899
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27	5,000	5,119
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	5,000	4,913
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	20,000	19,950
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	76,000	77,746
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25	15,000	15,506
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	9,875

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	$14,000	$14,193
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	15,638
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,275
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	20,000	23,800
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	25,000	27,000
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A
company guaranty sr. unsec. notes 9.375%, 4/1/27	5,000	4,381
Refinitiv US Holdings, Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	10,000	10,285
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21	20,000	20,350
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 2.95%, 1/22/27	22,000	22,289
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	15,000	15,338
Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22	27,000	28,316
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 8.25%, 3/15/26	15,000	15,750
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24	5,000	5,113
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24	10,000	10,310
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	70,000	71,137
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	20,000	20,800
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	25,391
Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	10,000	10,300
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	25,000	25,875
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	35,000	35,438
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,850
Total System Services, Inc. sr. unsec.
unsub. notes 4.00%, 6/1/23	55,000	57,423
Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	4,925
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24	10,000	10,322
Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22	10,000	10,174
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%,
8/16/21	30,000	30,441
TWDC Enterprises 18 Corp. 144A company
guaranty sr. unsec. bonds 7.75%, 12/1/45	150,000	250,884
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	15,000	14,269
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	72,111
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	10,000	9,875

Putnam VT Global Asset Allocation Fund 11

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	$20,000	$16,950
WMG Acquisition Corp. 144A company
guaranty sr. notes 5.00%, 8/1/23	10,000	10,200
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	5,162
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,875
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	10,475
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	25,000	25,094
		2,772,845
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)	15,000	15,113
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4.625%, 1/15/22 (Canada)	5,000	5,013
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	15,000	15,169
Albertsons Cos., LLC/Safeway, Inc./New Albertsons
LP/Albertson’s, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,675
Altria Group, Inc. company guaranty sr. unsec.
notes 9.25%, 8/6/19	2,000	2,013
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	35,000	36,801
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	15,932
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	17,028
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	13,000	14,082
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	60,000	60,484
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	15,000	15,263
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	5,000	5,086
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	20,000	18,125
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,948	3,276
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	41,997	44,570
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6.375%, 7/15/26	5,000	5,138
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	68,293
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	72,510
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	10,000	6,800
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes 5.25%,
12/1/27	5,000	5,175
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	15,750
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24	20,000	20,600

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer staples cont.
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	$20,000	$20,450
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	65,000	71,162
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	11,000	11,789
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	15,000	15,731
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	15,000	15,506
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	10,250
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	38,480
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,181
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27	15,000	15,711
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	10,313
Netflix, Inc. sr. unsec. unsub. notes 5.875%,
11/15/28	20,000	22,142
Netflix, Inc. 144A sr. unsec. bonds 6.375%,
5/15/29	5,000	5,683
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	10,000	9,938
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	15,000	12,656
Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	60,000	61,182
		799,070
Energy (1.7%)
Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23	5,000	4,826
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	12,838
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	7,680
Apache Corp. sr. unsec. unsub. notes 3.25%,
4/15/22	18,000	18,267
Apergy Corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	15,000	15,113
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	11,000	11,645
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 7.00%,
11/1/26	5,000	4,563
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.625%, 6/1/24
(Canada)	5,000	4,775
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	71,333
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	36,166
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 1.366%, 9/19/19
(United Kingdom)	20,000	19,966

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
California Resources Corp. company
guaranty sr. unsec. sub. notes 5.00%, 1/15/20	$10,000	$9,550
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	6,000	4,523
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	10,000	11,775
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	25,000	27,844
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	60,000	65,175
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 6/15/27	5,000	4,406
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 1/15/25	50,000	46,375
Comstock Escrow Corp. company guaranty sr. unsec.
sub. notes 9.75%, 8/15/26	10,000	7,675
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	44,000	45,530
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	25,000	18,000
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	10,000	10,750
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	12,000	11,820
Denbury Resources, Inc. 144A company
guaranty sub. notes 7.75%, 2/15/24	5,000	4,150
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	20,000	21,025
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	20,000	21,125
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	48,000	53,431
Energy Transfer Partners LP company
guaranty sr. unsec. notes 5.50%, 6/1/27	5,000	5,589
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	96,000	89,760
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	8,000	9,064
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	25,000	26,417
Ensco Rowan PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	10,000	7,450
EOG Resources, Inc. sr. unsec.
unsub. notes 2.625%, 3/15/23	50,000	50,586
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 7.75%, 5/15/26	10,000	8,925
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	21,000	19,938
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	49,864
Equinor ASA company guaranty sr. unsec.
unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,285
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%,
3/1/21	115,000	115,319
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp. 144A
sr. unsec. notes 5.625%, 2/15/26	20,000	20,575
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	25,000	26,031
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	15,000	13,463

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Marathon Petroleum Corp. sr. unsec.
unsub. notes 6.50%, 3/1/41	$25,000	$31,217
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	5,000	4,763
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	20,000	20,100
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	20,000	17,725
Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	25,000	26,750
Nine Energy Service, Inc. 144A sr. unsec.
notes 8.75%, 11/1/23	5,000	4,875
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	5,000	3,813
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	4,302
Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	5,000	4,975
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	19,000	18,953
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	10,000	9,675
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	66,000	75,504
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	161,000	176,899
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	9,000	9,641
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	23,000	24,409
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	2,000	2,123
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	40,000	6,000
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	41,000	35,264
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.875%, 1/18/24 (Mexico)	53,000	51,805
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	15,000	14,513
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,507
Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
7/15/22	5,000	4,929
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	12,000	13,157
SESI, LLC company guaranty sr. unsec.
notes 7.75%, 9/15/24	5,000	3,213
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	10,000	6,975
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	5,000	1

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Seventy Seven Operating, LLC escrow company
guaranty sr. unsec. unsub. notes 6.625%,
11/15/19 F	$20,000	$2
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	70,000	71,583
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.125%, 5/11/20
(Netherlands)	110,000	109,934
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	5,000	4,625
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	9,175
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	10,000	9,375
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	4,000	3,970
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	38,000	38,755
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	10,000	10,113
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	35,000	35,088
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,543
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,456
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.75%, 6/19/21
(France)	115,000	116,326
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	15,000	14,406
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	9,450	9,734
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	5,000	5,284
Transocean Sentry Ltd. 144A company
guaranty sr. notes 5.375%, 5/15/23
(Cayman Islands)	10,000	10,013
Transocean, Inc. company guaranty sr. unsec.
unsub. bonds 7.50%, 4/15/31	5,000	4,250
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	10,000	10,574
USA Compression Partners LP/USA Compression
Finance Corp. 144A sr. unsec. notes 6.875%,
9/1/27	5,000	5,251
Vermilion Energy, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 3/15/25
(Canada)	5,000	4,900
Whiting Petroleum Corp. sr. unsec. notes 6.625%,
1/15/26	5,000	4,822
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 8.75%, 3/15/32	5,000	7,117
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 7.75%, 6/15/31	1,000	1,318
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	11,400

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	$10,000	$10,388
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%,
1/15/22	4,000	4,170
		2,148,252
Financials (3.8%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	29,917
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	50,030
Air Lease Corp. sr. unsec. sub. bonds 4.625%,
10/1/28	41,000	43,941
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	15,000	15,195
Alliant Holdings Intermediate, LLC 144A
sr. unsec. notes 8.25%, 8/1/23	10,000	10,247
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	38,330
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.00%, 3/15/20	13,000	13,465
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	40,000	44,246
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	48,000	61,440
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	46,000	49,680
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	5,000	5,513
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	195,000	248,418
Bank of Montreal sr. unsec. unsub. notes Ser. D,
3.10%, 4/13/21 (Canada)	30,000	30,463
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	3,000	3,042
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	32,499
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	97,098
Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	65,000	70,431
Cantor Fitzgerald LP 144A unsec. bonds 7.875%,
10/15/19	30,000	30,386
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	20,000	21,513
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	5,000	5,519
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	10,000	10,688
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	46,000	50,428
CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	2,000	2,122
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	212,592
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	58,204
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%,
1/10/28	50,000	52,898
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	11,311
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	46,000	49,561
CNO Financial Group, Inc. sr. unsec. notes 5.25%,
5/30/29	10,000	10,825
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	10,000	10,775
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	77,188

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Commonwealth Bank of Australia 144A unsec.
notes 2.20%, 11/9/20 (Australia)	$147,000	$146,853
Cooperatieve Rabobank UA company
guaranty sr. unsec. unsub. bonds Ser. MTN,
5.25%, 5/24/41 (Netherlands)	40,000	51,300
Credit Acceptance Corp. company
guaranty sr. unsec. notes 7.375%, 3/15/23	5,000	5,194
Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6.625%, 3/15/26	5,000	5,256
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	28,000	30,354
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	10,000	10,238
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	65,000	68,534
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	31,733
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	16,000	15,840
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	144,917
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	15,000	12,900
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	5,000	4,250
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	10,700
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	21,629
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 7.875%, 11/1/22 (Canada)	5,000	5,238
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	107,000	114,759
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 12/27/20	163,000	163,156
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.55%, 10/23/19	107,000	107,040
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	31,221
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5.125%, 4/15/22	35,000	37,530
Hospitality Properties Trust sr. unsec.
notes 4.375%, 2/15/30 R	50,000	47,733
Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	3,000	3,000
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	20,000	20,275
Huntington Bancshares, Inc. unsec. notes 4.35%,
2/4/23	40,000	41,989
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	10,388
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22	10,000	10,238
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22	17,000	17,170
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 6.25%, 5/15/26	5,000	5,069

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	$200,000	$221,107
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	15,248
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	5,000	5,125
iStar, Inc. sr. unsec. unsub. notes 5.25%,
9/15/22 R	5,000	5,119
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	21,000	22,624
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	80,000	80,926
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	318,297
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	33,354
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	20,475
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	40,000	40,242
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	22,000	24,273
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 5.625%, 5/1/24 R	5,000	5,388
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R	5,000	4,963
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	40,000	44,524
Morgan Stanley sr. unsec. unsub. notes 3.625%,
1/20/27	185,000	194,164
Morgan Stanley sr. unsec. unsub. notes 2.65%,
1/27/20	45,000	45,051
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 9.125%, 7/15/26	5,000	5,075
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 8.125%, 7/15/23	10,000	10,175
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21	15,000	15,023
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	30,000	28,734
OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	78,000	98,855
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,100
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	25,000	26,406
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	54,000	56,093
Regions Financial Corp. sr. unsec.
unsub. notes 2.75%, 8/14/22	45,000	45,260
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	45,000	49,117
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	5,478
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,250
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	10,950

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R	$15,000	$15,150
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	97,584
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23	10,000	9,450
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	58,000	59,105
UBS Group Funding (Switzerland) AG 144A company
guaranty sr. unsec. unsub. notes 2.65%, 2/1/22
(Switzerland)	200,000	200,993
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	19,800
Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	100,000	109,963
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	8,000	8,670
Wells Fargo & Co. sr. unsec. notes Ser. GMTN,
2.60%, 7/22/20	80,000	80,263
Westpac Banking Corp. sr. unsec.
unsub. notes 4.875%, 11/19/19 (Australia)	80,000	80,767
Westpac Banking Corp. sr. unsec.
unsub. notes 2.15%, 3/6/20 (Australia)	135,000	134,896
WeWork Cos, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 5/1/25	20,000	19,732
		4,910,238
Health care (1.4%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	25,000	22,375
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	26,000	26,546
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	15,567
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	126,597
ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	15,000	8,963
Bausch Health Americas, Inc. 144A company
guaranty sr. unsec. notes 9.25%, 4/1/26	15,000	16,782
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27	15,000	16,463
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25	5,000	5,213
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 9.00%, 12/15/25	10,000	11,173
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	10,400
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,181
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	40,849
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,939
Bausch Health Cos., Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,181
Bausch Health Cos., Inc. 144A sr. notes 5.75%,
8/15/27	5,000	5,255
Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	21,000	21,928
Bristol-Myers Squibb Co. 144A sr. unsec.
bonds 3.40%, 7/26/29	19,000	19,892

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Health care cont.
Bristol-Myers Squibb Co. 144A sr. unsec.
notes 2.90%, 7/26/24	$81,000	$82,897
Centene Corp. sr. unsec. unsub. notes 6.125%,
2/15/24	15,000	15,713
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	20,000	20,425
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	5,000	5,256
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	45,000	43,313
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	24,000	16,200
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26	5,000	4,811
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 8.125%, 6/30/24	13,000	9,718
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	75,000	78,085
Cigna Holding Co. sr. unsec. unsub. notes 4.50%,
3/15/21	80,000	82,232
CVS Health Corp. sr. unsec. unsub. notes 4.78%,
3/25/38	99,000	103,274
CVS Health Corp. sr. unsec. unsub. notes 3.70%,
3/9/23	40,000	41,366
Eagle Holding Co II, LLC 144A unsec. notes 7.75%,
5/15/22 ‡‡	5,000	5,038
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 4.90%, 8/28/28	80,000	89,346
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	15,000	16,608
HCA, Inc. company guaranty sr. notes 4.125%,
6/15/29	10,000	10,280
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	15,000	16,026
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	15,000	16,342
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	4,000	4,410
Hologic, Inc. 144A company guaranty sr. unsec.
notes 4.375%, 10/15/25	5,000	5,069
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	15,525
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5.50%, 4/15/25
(Luxembourg)	10,000	6,700
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	10,000	10,331
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	50,000	52,886
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	10,400
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	5,075
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	88,119
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 6.625%,
5/15/22	23,000	21,965
Par Pharmaceutical, Inc. 144A company
guaranty sr. notes 7.50%, 4/1/27	10,000	9,825

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Health care cont.
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	$40,000	$41,266
Pfizer, Inc. sr. unsec. unsub. notes 1.70%,
12/15/19	55,000	54,868
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	15,000	15,788
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	15,000	15,319
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	33,000	33,949
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	46,000	46,401
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	40,000	40,391
Sotera Health Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	10,000	10,125
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	5,000	5,063
Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	20,000	20,589
Tenet Healthcare Corp. sr. unsec. notes 8.125%,
4/1/22	15,000	15,731
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	5,000	5,175
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95%, 10/15/42	90,000	94,631
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	91,202
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	5,000	5,213
WellCare Health Plans, Inc. 144A sr. unsec.
notes 5.375%, 8/15/26	5,000	5,300
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	37,297
		1,799,847
Technology (1.5%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	123,602
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	34,083
Analog Devices, Inc. sr. unsec.
unsub. notes 2.85%, 3/12/20	60,000	60,173
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	42,302
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	25,753
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	80,000	91,179
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	28,629
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	29,964
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20	34,000	—
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26	15,000	13,013
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	35,000	34,297
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.50%,
1/15/28	90,000	85,440
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	35,000	35,221
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.20%, 2/28/21	75,000	75,043

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Technology cont.
CommScope Finance, LLC 144A sr. notes 6.00%,
3/1/26	$5,000	$5,125
CommScope Finance, LLC 144A sr. notes 5.50%,
3/1/24	5,000	5,131
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	83,000	91,564
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	15,000	15,836
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	10,000	12,625
Dun & Bradstreet Corp. (The) 144A sr. notes
6.875%, 8/15/26	5,000	5,281
Fidelity National Information Services, Inc.
sr. unsec. notes 3.75%, 5/21/29	43,000	45,681
Fidelity National Information Services, Inc.
sr. unsec. notes 3.00%, 8/15/26	11,000	11,130
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	18,000	19,626
First Data Corp. 144A notes 5.75%, 1/15/24	30,000	30,844
First Data Corp. 144A sr. notes 5.375%, 8/15/23	15,000	15,270
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	15,418
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	59,542
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	138,506
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24	4,000	3,670
Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22	10,000	10,176
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	43,000	55,816
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	44,000	45,881
Microsoft Corp. sr. unsec. unsub. notes 5.30%,
2/8/41	25,000	32,631
Microsoft Corp. sr. unsec. unsub. notes 3.70%,
8/8/46	100,000	108,084
Microsoft Corp. sr. unsec. unsub. notes 1.55%,
8/8/21	80,000	79,319
Oracle Corp. sr. unsec. unsub. notes 5.375%,
7/15/40	35,000	44,348
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	10,000	10,046
Oracle Corp. sr. unsec. unsub. notes 2.50%,
10/15/22	80,000	80,823
Oracle Corp. sr. unsec. unsub. notes 2.25%,
10/8/19	95,000	95,007
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	15,000	14,925
Qorvo, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 7/15/26	10,000	10,583
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	60,000	64,688
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	20,000	21,625
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,194
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	25,000	25,750

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Technology cont.
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	$20,000	$19,555
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	15,215
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	70,000	68,674
		1,962,288
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	73,352
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%,
12/17/19	14,744	15,051
FedEx Corp. company guaranty sr. unsec.
unsub. notes 2.625%, 8/1/22	15,000	15,094
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,985
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	20,911
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	24,360
		164,753
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.50%, 4/15/25	35,000	36,313
AES Corp./Virginia (The) sr. unsec.
unsub. notes 5.125%, 9/1/27	25,000	26,375
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.875%, 5/15/23	7,000	7,105
AES Corp./Virginia (The) sr. unsec.
unsub. notes 4.50%, 3/15/23	5,000	5,138
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	55,000	60,282
American Transmission Systems, Inc. 144A
sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	58,079
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	39,000	52,185
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	25,000	24,813
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	10,000	10,175
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	3,000	3,075
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	9,000
Commonwealth Edison Co. 1st mtge. bonds 5.90%,
3/15/36	28,000	36,181
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	48,448
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	55,790
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	30,000	32,606
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	85,000	88,041
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	33,000	39,209
GenOn Energy, Inc./NRG Americas, Inc. company
guaranty sub. FRN (BBA LIBOR USD 6 Month
+ 6.50%), 9.044%, 12/1/23	3,902	3,868
IPALCO Enterprises, Inc. sr. sub. notes 3.70%,
9/1/24	10,000	10,352
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	10,000	11,082
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	81,206

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Utilities and power cont.
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	$25,000	$25,684
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	105,000	106,810
Kinder Morgan, Inc./DE company
guaranty sr. unsec. notes Ser. GMTN, 7.75%,
1/15/32	17,000	23,276
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	64,943
NextEra Energy Capital Holdings, Inc. company
guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	11,000	10,340
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	11,013
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	10,000	10,863
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	5,000	5,363
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	36,000	37,458
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	20,000	20,547
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%,
6/15/29	10,000	10,675
NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	75,000	75,343
Oncor Electric Delivery Co., LLC sr. notes 3.75%,
4/1/45	75,000	78,242
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	62,590
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	31,769
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	13,000	52
Vistra Energy Corp. 144A company
guaranty sr. unsec. notes 8.125%, 1/30/26	10,000	10,750
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.00%, 7/31/27	5,000	5,181
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29	27,000	27,372
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24	28,000	28,164
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.625%, 2/15/27	10,000	10,588
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	15,000	15,844
		1,372,190

Total corporate bonds and notes (cost $19,253,493)		$20,144,528

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (13.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$243,837	$283,785
3.50%, with due dates from 8/20/47 to 11/20/47	3,413,505	3,530,893
		3,814,678
U.S. Government Agency Mortgage Obligations (10.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3.00%, 1/1/48	2,753,589	2,785,820
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 4.00%, 5/1/48	24,859	25,874

18 Putnam VT Global Asset Allocation Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (13.3%)* cont.	Principal amount	Value

U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association
Pass-Through Certificates
4.00%, 1/1/57	$77,724	$81,793
3.00%, with due dates from 12/1/31 to 11/1/48	2,883,034	2,930,943
Uniform Mortgage Backed Securities
6.00%, TBA, 8/1/49	1,000,000	1,093,906
6.00%, TBA, 7/1/49	1,000,000	1,094,688
4.50%, TBA, 7/1/49	1,000,000	1,044,922
4.00%, TBA, 8/1/49	1,000,000	1,033,516
4.00%, TBA, 7/1/49	2,000,000	2,067,031
3.00%, TBA, 7/1/49	1,000,000	1,008,516
		13,167,009
Total U.S. government and agency mortgage
obligations (cost $16,864,194)		$16,981,687

MORTGAGE-BACKED SECURITIES (1.6%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 16.159%, 4/15/37	$8,975	$14,286
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 15.018%, 11/15/35	12,620	19,486
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US
LIBOR) + 22.28%), 14.374%, 12/15/36	9,247	13,020
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 12.677%, 3/15/35	24,861	32,598
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US
LIBOR) + 16.95%), 10.826%, 6/15/34	13,622	15,926
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.95%), 4.556%, 3/15/41	67,943	11,581
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 15.751%, 3/25/36	16,536	26,620
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 15.384%, 6/25/37	15,156	23,099
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US
LIBOR) + 20.25%), 13.037%, 8/25/35	5,792	7,629
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 2M2, (1 Month US LIBOR + 6.95%), 9.354%,
8/25/28	16,810	18,936
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1M2, (1 Month US LIBOR + 6.75%), 9.154%,
8/25/28	56,353	63,090
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 8.404%,
9/25/28	47,417	52,440
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 7.404%,
7/25/25	18,728	20,015
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, (1 Month US LIBOR + 4.90%), 7.304%,
11/25/24	7,367	8,129
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.654%,
1/25/29	20,000	21,375
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M2, (1 Month US LIBOR + 2.90%), 5.304%,
7/25/24	14,478	15,008
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, (1 Month US LIBOR + 2.60%), 5.004%,
5/25/24	15,989	16,662

MORTGAGE-BACKED
SECURITIES (1.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.696%, 12/25/48	$228,219	$32,949
Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,476	3,886
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	56,857	12,066
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.667%, 6/20/43	87,673	14,171
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	114,542	11,864
Ser. 13-14, IO, 3.50%, 12/20/42	250,494	26,239
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	236,803	18,423
Ser. 16-H16, Class EI, IO, 2.231%, 6/20/66 W	187,267	20,487
Ser. 15-H26, Class DI, IO, 1.913%, 10/20/65 W	254,695	24,781
		544,766
Commercial mortgage-backed securities (0.7%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.402%, 1/15/49 W	216,204	151
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	328,690	3
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO,
0.597%, 11/10/41 W	51,028	11
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	2,136	—
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.501%,
12/11/38 W	35,011	359
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.728%, 12/11/49 W	3,710	41
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.939%, 9/10/45 W	316,292	14,480
FRB Ser. 06-C5, Class XC, IO, 0.723%, 10/15/49 W	413,333	18
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.723%, 12/10/44 W	61,000	63,820
FRB Ser. 14-CR17, Class C, 4.951%, 5/10/47 W	26,000	27,406
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	21,633
FRB Ser. 14-UBS6, Class C, 4.605%, 12/10/47 W	36,000	36,758
Ser. 13-CR13, Class AM, 4.449%, 11/10/46 W	85,000	91,399
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	30,968
FRB Ser. 14-CR20, Class XA, IO, 1.255%,
11/10/47 W	301,299	13,845
FRB Ser. 14-CR18, Class XA, IO, 1.172%, 7/15/47 W	93,020	3,844
FRB Ser. 14-CR17, Class XA, IO, 1.151%, 5/10/47 W	586,660	23,986
FRB Ser. 13-CR11, Class XA, IO, 1.101%, 8/10/50 W	486,140	16,991
FRB Ser. 14-UBS6, Class XA, IO, 1.088%,
12/10/47 W	918,229	36,141
FRB Ser. 14-LC17, Class XA, IO, 1.037%, 10/10/47 W	603,009	19,803
COMM Mortgage Trust 144A FRB Ser. 06-C8,
Class XS, IO, 0.698%, 12/10/46 W	310,884	13
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49 W	523,907	1
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.506%,
12/15/49 W	70,000	72,968
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49 W	1,563,450	865
GS Mortgage Securities Corp. II FRB Ser. 15-GC30,
Class XA, IO, 0.98%, 5/10/50 W	454,473	15,273
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.488%, 11/10/46 W	21,000	22,580
FRB Ser. 06-GG8, Class X, IO, 1.12%, 11/10/39 W	874,824	12,314

Putnam VT Global Asset Allocation Fund 19

MORTGAGE-BACKED
SECURITIES (1.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.372%, 11/15/45 W	$30,000	$32,412
FRB Ser. 14-C22, Class C, 4.709%, 9/15/47 W	23,000	23,545
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	10,611	9,766
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,624
FRB Ser. 07-LDPX, Class X, IO, 0.324%, 1/15/49 W	529,451	5
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45 W	204,219	227
JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.513%, 9/12/37 W	74,392	207
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.775%, 9/15/39 W	392,921	4,209
FRB Ser. 05-C5, Class XCL, IO, 0.624%, 9/15/40 W	112,665	189
FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40 W	51,539	6
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.01%, 8/12/39 W	11,499	1
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43 W	53,610	1
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44 W	574	5
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45 W	5,478	36
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.625%, 10/15/47 W	25,000	26,354
FRB Ser. 14-C17, Class XA, IO, 1.278%, 8/15/47 W	219,740	9,348
FRB Ser. 13-C12, Class XA, IO, 0.771%, 10/15/46 W	460,219	10,117
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.198%, 8/10/49 W	50,000	52,300
FRB Ser. 12-C4, Class XA, IO, 1.783%, 12/10/45 W	200,968	8,878
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 07-C34, IO, 0.123%, 5/15/46 W	199,283	2
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.421%, 7/15/46 W	19,000	20,105
FRB Ser. 13-LC12, Class C, 4.421%, 7/15/46 W	24,000	24,364
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	34,011
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,268
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 W	32,000	29,727
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44 W	25,000	25,672
FRB Ser. 13-C15, Class D, 4.622%, 8/15/46 W	43,000	34,947
FRB Ser. 11-C5, Class XA, IO, 1.886%, 11/15/44 W	275,746	8,208
FRB Ser. 12-C10, Class XA, IO, 1.703%, 12/15/45 W	311,531	14,008
		923,213
Residential mortgage-backed securities (non-agency) (0.5%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 4.921%, 5/25/35 W	25,217	26,060
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 3.444%, 6/25/46	102,740	94,026
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 2.594%, 8/25/46	117,638	103,761
FRB Ser. 05-27, Class 1A1, 2.585%, 8/25/35 W	32,712	27,888
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 7.954%,
4/25/28	73,925	80,282
Connecticut Avenue Securities FRB Ser. 15-C01,
Class 1M2, (1 Month US LIBOR + 4.30%), 6.704%,
2/25/25	17,469	18,601

MORTGAGE-BACKED
SECURITIES (1.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 6.404%,
5/25/25	$6,770	$7,198
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (1 Month US LIBOR + 0.80%), 3.204%, 2/25/34 26,157		25,747
Merrill Lynch Mortgage Investors Trust FRB
Ser. 05-A2, Class A2, 4.453%, 2/25/35 W	8,776	9,112
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, (1 Month US LIBOR + 1.13%), 3.529%,
10/25/33	58,830	59,464
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (1 Month US LIBOR + 1.05%), 3.454%,
10/25/34	30,000	29,911
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 3.304%, 11/25/34	33,386	33,458
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR
+ 0.85%), 3.254%, 5/25/47	36,864	30,609
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.993%, 10/25/35 W	34,553	34,546
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR
+ 0.96%), 3.364%, 7/25/45	41,560	41,281
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 06-AR2, Class 1A1, 4.949%, 3/25/36 W	15,404	15,480
		637,424

Total mortgage-backed securities (cost $2,003,450)		$2,105,403

ASSET-BACKED SECURITIES (0.4%)*	Principal amount	Value

Mello Warehouse Securitization Trust 144A FRB
Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
3.204%, 6/25/52	$55,000	$55,000
Station Place Securitization Trust 144A
FRB Ser. 19-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 6/24/20	56,000	56,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 2/24/20	90,000	90,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 9/24/19	72,000	72,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.13%, 7/24/19	128,000	128,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%), 3.004%,
1/25/46	74,182	73,477
Total asset-backed securities (cost $474,884)		$474,477

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.3%)*	Principal amount	Value

Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)	$165,000	$121,688
Indonesia (Republic of) sr. unsec. unsub. notes
Ser. REGS, 5.875%, 1/15/24 (Indonesia)	200,000	223,998
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)	23,000	26,814
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †	23,000	6,181
Venezuela (Republic of) sr. unsec. unsub. notes
8.25%, 10/13/24 (Venezuela) (In default) †	36,000	9,630
Total foreign government and agency bonds
and notes (cost $425,932)		$388,311

20 Putnam VT Global Asset Allocation Fund

SENIOR LOANS (0.1%)* [c]	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 6.723%, 12/15/24	$19,688	$18,812
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 7.152%,
12/31/22	10,000	9,517
CPG International, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	4,627	4,541
FTS International, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%,
4/16/21	3,362	3,352
Gates Global, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%), 5.152%, 3/31/24	13,733	13,640
iHeartCommunications, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 6.579%, 5/1/26	5,284	5,290
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.727%, 5/21/24	14,923	13,058
Keane Group Holdings, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%,
5/25/25	12	12
Navistar, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	34,563	34,476
Neiman Marcus Group, Ltd., LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 6.00%), 8.421%,
10/25/23	14,949	12,800
Rackspace Hosting, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	4,937	4,542
Revlon Consumer Products Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.047%,
9/7/23	9,452	7,888
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 10.438%, 2/28/26	10,000	8,500
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	9,875	9,085
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 5.402%, 3/28/25	19,688	18,757
Total senior loans (cost $173,765)		$164,270

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R	575	$18,425
Nine Point Energy 6.75% cv. pfd. F	1	200
Total convertible preferred stocks (cost $11,501)		$18,625

PREFERRED STOCKS (—%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	680	$17,768
Total preferred stocks (cost $17,000)		$17,768

PURCHASED OPTIONS
OUTSTANDING (—%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/73.00	1,036,436	AUD 1,476,300	$7,247
Total purchased options outstanding (cost $12,475)				$7,247

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$5,000	$4,861
Total convertible bonds and notes (cost $4,673)		$4,861

	Principal amount/
SHORT-TERM INVESTMENTS (13.9%)*	shares		Value

Putnam Cash Collateral Pool, LLC 2.51% [d]	Shares	882,725	$882,725
Putnam Short Term Investment
Fund 2.46% L	Shares	16,503,739	16,503,739
U.S. Treasury Bills 2.466%, 7/18/19	$1,999		1,998
U.S. Treasury Bills 2.473%, 7/25/19	3,000		2,996
U.S. Treasury Bills 2.422%, 8/8/19 # §	145,002		144,685
U.S. Treasury Bills 2.393%, 8/15/19 # §	146,000		145,618
U.S. Treasury Bills 2.459%, 8/1/19 # §	134,000		133,767
U.S. Treasury Bills 2.308%, 7/16/19 §	28,000		27,977
Total short-term investments (cost $17,843,362)			$17,843,505

Total investments (cost $120,836,236)			$133,913,315

Key to holding’s currency abbreviations

AUD	Australian Dollar
JPY	Japanese Yen
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign
securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $128,116,576.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $291,293 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $70,841 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest

Putnam VT Global Asset Allocation Fund 21

rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $6,950,328 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $14,408,011) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/19	$286,516	$293,317	$(6,801)
	British Pound	Buy	9/18/19	102,586	101,145	1,441
	Canadian Dollar	Buy	7/17/19	12,986	7,780	5,206
	Euro	Buy	9/18/19	478,328	472,165	6,163
	Japanese Yen	Buy	8/21/19	130,283	129,231	1,052
	Mexican Peso	Buy	10/16/19	126,220	126,042	178
Barclays Bank PLC
	Canadian Dollar	Sell	7/17/19	317,475	312,386	(5,089)
	Euro	Sell	9/18/19	257,297	255,085	(2,212)
	Hong Kong Dollar	Sell	8/21/19	222,524	221,968	(556)
	New Zealand Dollar	Sell	7/17/19	130,442	128,996	(1,446)
	Norwegian Krone	Buy	9/18/19	128,521	125,249	3,272
Citibank, N.A.
	Australian Dollar	Sell	7/17/19	64,061	56,504	(7,557)
	Brazilian Real	Buy	10/2/19	126,660	126,943	(283)
	Canadian Dollar	Buy	7/17/19	329,316	325,223	4,093
	Canadian Dollar	Sell	7/17/19	329,316	324,526	(4,790)
	Danish Krone	Buy	9/18/19	135,680	133,971	1,709
	Euro	Buy	9/18/19	127,791	127,378	413
	Japanese Yen	Buy	8/21/19	404,868	400,635	4,233
	New Zealand Dollar	Sell	7/17/19	65,927	62,248	(3,679)
Credit Suisse International
	Australian Dollar	Buy	7/17/19	329,786	338,506	(8,720)
	Canadian Dollar	Buy	7/17/19	70,355	69,933	422
	Canadian Dollar	Sell	7/17/19	70,355	68,393	(1,962)
	Euro	Buy	9/18/19	127,791	127,642	149
Goldman Sachs International
	Australian Dollar	Sell	7/17/19	64,060	61,391	(2,669)
	Euro	Buy	9/18/19	129,735	129,009	726
	Indian Rupee	Buy	11/20/19	126,734	126,016	718
	Japanese Yen	Sell	8/21/19	247,304	239,664	(7,640)
	New Taiwan Dollar	Sell	8/21/19	128,920	129,055	135
	New Zealand Dollar	Sell	7/17/19	200,669	193,774	(6,895)
	Norwegian Krone	Buy	9/18/19	894,245	874,858	19,387
	Russian Ruble	Buy	9/18/19	126,268	126,467	(199)
	South Korean Won	Sell	11/20/19	129,188	129,181	(7)
	Swedish Krona	Sell	9/18/19	282,484	278,305	(4,179)

22 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/19 (aggregate face value $14,408,011) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/19	$317,072	$322,327	$(5,255)
	Australian Dollar	Sell	7/17/19	317,072	314,971	(2,101)
	Canadian Dollar	Buy	7/17/19	194,717	191,078	3,639
	Canadian Dollar	Sell	7/17/19	194,717	191,448	(3,269)
	Indonesian Rupiah	Buy	11/20/19	126,499	126,028	471
	Japanese Yen	Sell	8/21/19	134,156	131,057	(3,099)
	South Korean Won	Sell	11/20/19	129,188	129,192	4
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/19	384,013	382,611	1,402
	Australian Dollar	Sell	7/17/19	384,013	385,606	1,593
	Canadian Dollar	Sell	7/17/19	237,495	230,857	(6,638)
	Euro	Sell	9/18/19	128,134	128,115	(19)
	Japanese Yen	Buy	8/21/19	258,792	256,325	2,467
	New Zealand Dollar	Sell	7/17/19	240,790	233,700	(7,090)
	Norwegian Krone	Sell	9/18/19	198,174	194,110	(4,064)
	Singapore Dollar	Buy	8/21/19	68,201	67,766	435
	Swedish Krona	Sell	9/18/19	140,895	139,008	(1,887)
	Swiss Franc	Buy	9/18/19	299,047	293,406	5,641
NatWest Markets PLC
	Australian Dollar	Buy	7/17/19	553,156	562,346	(9,190)
	Canadian Dollar	Buy	7/17/19	263,163	257,957	5,206
	Canadian Dollar	Sell	7/17/19	263,163	258,764	(4,399)
	Euro	Sell	9/18/19	325,368	322,397	(2,971)
	Indian Rupee	Buy	11/20/19	126,734	126,114	620
	Japanese Yen	Sell	8/21/19	43,045	40,938	(2,107)
	New Taiwan Dollar	Sell	8/21/19	128,916	129,127	211
	Norwegian Krone	Buy	9/18/19	198,879	195,671	3,208
	Swedish Krona	Sell	9/18/19	130,749	130,532	(217)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/19	132,547	135,351	(2,804)
	British Pound	Sell	9/18/19	2,676	2,668	(8)
	Canadian Dollar	Buy	7/17/19	261,100	257,474	3,626
	Canadian Dollar	Sell	7/17/19	261,100	257,436	(3,664)
	Euro	Buy	9/18/19	42,216	41,731	485
	Japanese Yen	Sell	8/21/19	282,532	270,900	(11,632)
	New Zealand Dollar	Sell	7/17/19	12,970	13,208	238
	Swedish Krona	Sell	9/18/19	242,008	237,852	(4,156)
UBS AG
	Australian Dollar	Sell	7/17/19	128,192	119,663	(8,529)
	Canadian Dollar	Buy	7/17/19	127,571	126,805	766
	Canadian Dollar	Sell	7/17/19	127,571	125,440	(2,131)
	Japanese Yen	Sell	8/21/19	193,280	186,084	(7,196)
	Swedish Krona	Sell	9/18/19	130,067	127,823	(2,244)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/19	121,583	120,088	1,495
	Canadian Dollar	Buy	7/17/19	21,618	21,051	567
Unrealized appreciation						81,371
Unrealized (depreciation)						(159,354)
Total						$(77,983)

* The exchange currency for all contracts listed is the United States Dollar.

Putnam VT Global Asset Allocation Fund 23

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/19	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
Russell 2000
Index E-Mini
(Long)	66	$5,169,687	$5,171,430	Sep-19	$127,501
S&P 500 Index
E-Mini (Long)	1	147,088	147,210	Sep-19	2,471
S&P 500 Index
E-Mini (Short)	27	3,971,376	3,974,670	Sep-19	(66,855)
U.S. Treasury
Bond 30 yr
(Long)	7	1,089,156	1,089,156	Sep-19	36,711
U.S. Treasury
Bond Ultra 30 yr
(Long)	15	2,663,438	2,663,438	Sep-19	108,248
U.S. Treasury
Note 2 yr (Long)	30	6,455,391	6,455,391	Sep-19	36,128
U.S. Treasury
Note 2 yr (Short)	26	5,594,672	5,594,672	Sep-19	(35,809)

FUTURES
CONTRACTS
OUTSTANDING
at 6/30/19	Number				Unrealized
(Unaudited)	of	Notional		Expiration	appreciation/
cont.	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Note 5 yr (Long)	52	$6,144,125	$6,144,125	Sep-19	$85,031
U.S. Treasury
Note 10 yr (Long)	18	2,303,438	2,303,438	Sep-19	49,741
U.S. Treasury
Note 10 yr
(Short)	99	12,668,906	12,668,906	Sep-19	(264,270)
Unrealized appreciation					445,831
Unrealized (depreciation)					(366,934)
Total					$78,897

WRITTEN OPTIONS OUTSTANDING at 6/30/19 (premiums $4,641) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	Amount	amount	Value
HSBC Bank USA, National Association
AUD/JPY (Put)	Sep-19/JPY 69.00	1,554,690	AUD 2,214,500	$2,512
Total				$2,512

TBA SALE COMMITMENTS OUTSTANDING at 6/30/19	Principal	Settlement
(proceeds receivable $4,136,660) (Unaudited)	amount	date	Value
Uniform Mortgage Backed Securities, 6.00%, 7/1/49	$1,000,000	7/15/19	$1,094,688
Uniform Mortgage Backed Securities, 4.00%, 7/1/49	1,000,000	7/15/19	1,033,516
Uniform Mortgage Backed Securities, 3.00%, 8/1/49	1,000,000	8/13/19	1,007,695
Uniform Mortgage Backed Securities, 3.00%, 7/1/49	1,000,000	7/15/19	1,008,515
Total			$4,144,414

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$4,557,000	$337 E	$4,581	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-	$4,918
					BBA — Quarterly
1,911,000	141 E	(2,253)	9/18/21	3 month USD-LIBOR-BBA —	1.70% — Semiannually	(2,394)
				Quarterly
951,000	3,075 E	(5,676)	9/18/24	3 month USD-LIBOR-BBA —	1.80% — Semiannually	(2,602)
				Quarterly
1,715,000	5,545 E	10,250	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-	4,705
					BBA — Quarterly
274,200	2,593 E	(4,753)	9/18/49	3 month USD-LIBOR-BBA —	2.25% — Semiannually	(2,160)
				Quarterly
35,700	338 E	619	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-	281
					BBA — Quarterly
101,700	892 E	(1,267)	9/18/29	3 month USD-LIBOR-BBA —	2.05% — Semiannually	(374)
				Quarterly
736,800	6,465 E	9,161	9/18/29	2.05% — Semiannually	3 month USD-LIBOR-	2,696
					BBA — Quarterly
Total		$10,662				$5,070

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$18,415	$18,462	$—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	$64
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
pools — Monthly
128,542	128,822	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	431
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
pools — Monthly

24 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$34,394	$34,474	$—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	$121
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
20,804	20,986	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(217)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
2,325	2,297	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(7)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
15,599	15,131	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(312)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
12,636	12,257	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(253)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,435	1,391	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(31)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
5,096	4,962	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	76
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
6,385,985	6,628,688	—	11/26/19	(3 month USD-LIBOR-	A basket (CGPUTQL2)	243,612
				BBA plus 0.34%) —	of common stocks —
				Quarterly	Quarterly*
5,460,043	5,742,294	—	11/26/19	3 month USD-LIBOR-	Russell 1000 Total Return	(269,582)
				BBA plus 0.09% —	Index — Quarterly
				Quarterly
4,669	4,679	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	16
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
121,560	122,009	—	1/12/41	4.50% (1 month USD-	Synthetic MBX Index	567
				LIBOR) — Monthly	4.50% 30 year Ginnie Mae II
					pools — Monthly
5,550	5,336	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(161)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
22,308	21,639	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	446
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
3,543	3,433	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(77)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
3,543	3,433	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(77)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
5,926	5,748	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	119
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
8,522	8,257	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	184
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		245,636
Upfront premium (paid)		—		Unrealized (depreciation)		(270,717)
Total		$—		Total		$(25,081)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

Putnam VT Global Asset Allocation Fund 25

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
TWDC Enterprises 18 Corp.	Consumer cyclicals	1,294	$180,703	2.73%
JPMorgan Chase & Co.	Financials	1,607	179,689	2.71%
Alphabet, Inc. Class A	Technology	136	147,665	2.23%
Microsoft Corp.	Technology	1,026	137,509	2.07%
Honeywell International, Inc.	Capital goods	784	136,849	2.06%
Starbucks Corp.	Consumer staples	1,590	133,274	2.01%
Apple, Inc.	Technology	650	128,715	1.94%
Mondelez International, Inc. Class A	Consumer staples	2,275	122,608	1.85%
Texas Instruments, Inc.	Technology	1,056	121,243	1.83%
Automatic Data Processing, Inc.	Consumer cyclicals	709	117,157	1.77%
Intercontinental Exchange, Inc.	Financials	1,345	115,613	1.74%
Intuit, Inc.	Technology	428	111,949	1.69%
American Electric Power Co., Inc.	Utilities and power	1,271	111,827	1.69%
TJX Cos., Inc. (The)	Consumer cyclicals	2,112	111,689	1.68%
Coca-Cola Co. (The)	Consumer staples	2,168	110,386	1.67%
Northrop Grumman Corp.	Capital goods	341	110,066	1.66%
U.S. Bancorp	Financials	2,074	108,691	1.64%
Raytheon Co.	Capital goods	599	104,114	1.57%
Exelon Corp.	Utilities and power	2,155	103,329	1.56%
Fidelity National Information Services, Inc.	Technology	839	102,923	1.55%
AutoZone, Inc.	Consumer cyclicals	91	100,439	1.52%
Exxon Mobil Corp.	Energy	1,254	96,068	1.45%
Waste Management, Inc.	Capital goods	823	94,990	1.43%
Sysco Corp.	Consumer staples	1,321	93,402	1.41%
Allstate Corp. (The)	Financials	913	92,818	1.40%
T-Mobile US, Inc.	Communication services	1,215	90,117	1.36%
Omnicom Group, Inc.	Consumer cyclicals	1,093	89,544	1.35%
Amazon.com, Inc.	Consumer cyclicals	46	87,957	1.33%
Johnson & Johnson	Health care	630	87,785	1.32%
Cognizant Technology Solutions Corp. Class A	Technology	1,356	85,944	1.30%
Humana, Inc.	Health care	323	85,591	1.29%
Cisco Systems, Inc.	Technology	1,500	82,105	1.24%
Norfolk Southern Corp.	Transportation	387	77,138	1.16%
Annaly Capital Management, Inc.	Financials	8,287	75,660	1.14%
Comerica, Inc.	Financials	1,024	74,385	1.12%
Verizon Communications, Inc.	Communication services	1,264	72,190	1.09%
Baxter International, Inc.	Health care	868	71,076	1.07%
Pfizer, Inc.	Health care	1,640	71,043	1.07%
Occidental Petroleum Corp.	Energy	1,391	69,915	1.05%
Centene Corp.	Health care	1,330	69,724	1.05%
Merck & Co., Inc.	Health care	797	66,819	1.01%
VICI Properties, Inc.	Financials	3,002	66,169	1.00%
Kinder Morgan, Inc.	Utilities and power	3,092	64,556	0.97%
Ross Stores, Inc.	Consumer cyclicals	648	64,211	0.97%
NXP Semiconductors NV	Technology	627	61,173	0.92%
Cadence Design Systems, Inc.	Technology	851	60,287	0.91%
F5 Networks, Inc.	Technology	392	57,127	0.86%
Procter & Gamble Co. (The)	Consumer staples	517	56,636	0.85%
Hershey Co. (The)	Consumer staples	422	56,614	0.85%
Garmin, Ltd.	Technology	687	54,795	0.83%

26 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$273	$4,000	$402	5/11/63	300 bp — Monthly	$(126)
CMBX NA BBB–.6 Index	BBB–/P	482	8,000	803	5/11/63	300 bp — Monthly	(317)
CMBX NA BBB–.6 Index	BBB–/P	926	15,000	1,506	5/11/63	300 bp — Monthly	(572)
CMBX NA BBB–.6 Index	BBB–/P	912	16,000	1,606	5/11/63	300 bp — Monthly	(686)
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	BB/P	1,050	5,000	1,037	5/11/63	500 bp — Monthly	18
CMBX NA BB.6 Index	BB/P	2,215	9,000	1,866	5/11/63	500 bp — Monthly	357
CMBX NA BB.7 Index	BB/P	278	2,000	209	1/17/47	500 bp — Monthly	71
CMBX NA BB.7 Index	BB/P	514	4,000	418	1/17/47	500 bp — Monthly	100
CMBX NA BB.7 Index	BB/P	725	6,000	626	1/17/47	500 bp — Monthly	103
Credit Suisse International
CMBX NA A.6 Index	A/P	1,015	20,000	26	5/11/63	200 bp — Monthly	1,048
CMBX NA A.6 Index	A/P	369	19,000	25	5/11/63	200 bp — Monthly	400
CMBX NA A.6 Index	A/P	158	7,000	9	5/11/63	200 bp — Monthly	170
CMBX NA A.7 Index	A-/P	291	7,000	155	1/17/47	200 bp — Monthly	448
CMBX NA A.7 Index	A-/P	37	1,000	22	1/17/47	200 bp — Monthly	59
CMBX NA BB.7 Index	BB/P	401	3,000	313	1/17/47	500 bp — Monthly	91
CMBX NA BBB–.6 Index	BBB–/P	435	4,000	402	5/11/63	300 bp — Monthly	35
CMBX NA BBB–.6 Index	BBB–/P	19,994	187,000	18,775	5/11/63	300 bp — Monthly	1,313
CMBX NA BBB–.7 Index	BBB–/P	632	8,000	218	1/17/47	300 bp — Monthly	418
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	573	1/17/47	300 bp — Monthly	816
Goldman Sachs International
CMBX NA A.6 Index	A/P	3,382	55,000	72	5/11/63	200 bp — Monthly	3,472
CMBX NA A.6 Index	A/P	1,868	31,000	40	5/11/63	200 bp — Monthly	1,919
CMBX NA A.6 Index	A/P	602	26,000	34	5/11/63	200 bp — Monthly	644
CMBX NA A.6 Index	A/P	753	24,000	31	5/11/63	200 bp — Monthly	792
CMBX NA A.6 Index	A/P	433	14,000	18	5/11/63	200 bp — Monthly	456
CMBX NA A.6 Index	A/P	560	11,000	14	5/11/63	200 bp — Monthly	578
CMBX NA A.6 Index	A/P	468	9,000	12	5/11/63	200 bp — Monthly	483
CMBX NA A.6 Index	A/P	456	9,000	12	5/11/63	200 bp — Monthly	470
CMBX NA A.6 Index	A/P	354	7,000	9	5/11/63	200 bp — Monthly	366
CMBX NA A.6 Index	A/P	263	4,000	5	5/11/63	200 bp — Monthly	269
CMBX NA A.6 Index	A/P	61	2,000	3	5/11/63	200 bp — Monthly	64
CMBX NA BBB–.6 Index	BBB–/P	68	1,000	100	5/11/63	300 bp — Monthly	(32)
CMBX NA BBB–.6 Index	BBB–/P	79	1,000	100	5/11/63	300 bp — Monthly	(21)
CMBX NA BBB–.6 Index	BBB–/P	325	3,000	301	5/11/63	300 bp — Monthly	25
CMBX NA BBB–.6 Index	BBB–/P	156	3,000	301	5/11/63	300 bp — Monthly	(143)
CMBX NA BBB–.6 Index	BBB–/P	248	5,000	502	5/11/63	300 bp — Monthly	(251)
CMBX NA BBB–.6 Index	BBB–/P	772	7,000	703	5/11/63	300 bp — Monthly	72
CMBX NA BBB–.6 Index	BBB–/P	604	7,000	703	5/11/63	300 bp — Monthly	(95)
CMBX NA BBB–.6 Index	BBB–/P	919	19,000	1,908	5/11/63	300 bp — Monthly	(979)
CMBX NA BBB–.6 Index	BBB–/P	2,679	22,000	2,209	5/11/63	300 bp — Monthly	481
CMBX NA BBB–.6 Index	BBB–/P	4,033	43,000	4,317	5/11/63	300 bp — Monthly	(263)
CMBX NA BBB–.6 Index	BBB–/P	3,608	48,000	4,819	5/11/63	300 bp — Monthly	(1,187)
CMBX NA BBB–.7 Index	BBB–/P	887	12,000	328	1/17/47	300 bp — Monthly	565
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	636	3,000	622	5/11/63	500 bp — Monthly	16
CMBX NA BB.6 Index	BB/P	635	3,000	622	5/11/63	500 bp — Monthly	16
CMBX NA A.6 Index	A/P	4,164	181,000	235	5/11/63	200 bp — Monthly	4,460
CMBX NA BBB–.6 Index	BBB–/P	2,249	17,000	1,707	5/11/63	300 bp — Monthly	551
CMBX NA BBB–.7 Index	BBB–/P	1,692	14,000	382	1/17/47	300 bp — Monthly	1,317
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	224	2,000	201	5/11/63	300 bp — Monthly	24

Putnam VT Global Asset Allocation Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	$968	$7,000	$703	5/11/63	300 bp — Monthly	$269
CMBX NA A.6 Index	A/P	243	18,000	23	5/11/63	200 bp — Monthly	273
CMBX NA BB.6 Index	BB/P	737	3,000	622	5/11/63	500 bp — Monthly	117
CMBX NA BB.6 Index	BB/P	1,478	6,000	1,244	5/11/63	500 bp — Monthly	240
CMBX NA BBB–.6 Index	BBB–/P	969	8,000	803	5/11/63	300 bp — Monthly	170
Upfront premium received		69,659	Unrealized appreciation				23,556
Upfront premium (paid)		—	Unrealized (depreciation)				(4,672)
Total		$69,659	Total				$18,884

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(439)	$4,000	$346	11/17/59	(500 bp) — Monthly	$(96)
CMBX NA BB.10 Index	(209)	2,000	173	11/17/59	(500 bp) — Monthly	(37)
CMBX NA BB.11 Index	(777)	6,000	592	11/18/54	(500 bp) — Monthly	(190)
CMBX NA BB.9 Index	(844)	6,000	623	9/17/58	(500 bp) — Monthly	(225)
CMBX NA BB.9 Index	(520)	4,000	416	9/17/58	(500 bp) — Monthly	(108)
CMBX NA BB.9 Index	(616)	4,000	416	9/17/58	(500 bp) — Monthly	(204)
CMBX NA BB.9 Index	(538)	4,000	416	9/17/58	(500 bp) — Monthly	(125)
CMBX NA BB.9 Index	(616)	4,000	416	9/17/58	(500 bp) — Monthly	(204)
CMBX NA BB.9 Index	(619)	4,000	416	9/17/58	(500 bp) — Monthly	(207)
CMBX NA BB.9 Index	(313)	2,000	208	9/17/58	(500 bp) — Monthly	(107)
CMBX NA BBB–.6 Index	(1,217)	11,000	1,104	5/11/63	(300 bp) — Monthly	(118)
Credit Suisse International
CMBX NA BB.10 Index	(534)	4,000	346	11/17/59	(500 bp) — Monthly	(191)
CMBX NA BB.10 Index	(476)	4,000	346	11/17/59	(500 bp) — Monthly	(133)
CMBX NA BB.10 Index	(249)	2,000	173	11/17/59	(500 bp) — Monthly	(77)
CMBX NA BB.7 Index	(512)	29,000	6,012	5/11/63	(500 bp) — Monthly	5,476
CMBX NA BB.7 Index	(1,151)	7,000	731	1/17/47	(500 bp) — Monthly	(426)
CMBX NA BB.7 Index	(1,291)	7,000	731	1/17/47	(500 bp) — Monthly	(566)
CMBX NA BB.9 Index	(1,117)	7,000	727	9/17/58	(500 bp) — Monthly	(396)
CMBX NA BB.9 Index	(307)	2,000	208	9/17/58	(500 bp) — Monthly	(101)
CMBX NA BB.9 Index	(303)	2,000	208	9/17/58	(500 bp) — Monthly	(97)
CMBX NA BB.9 Index	(308)	2,000	208	9/17/58	(500 bp) — Monthly	(102)
CMBX NA BB.9 Index	(156)	1,000	104	9/17/58	(500 bp) — Monthly	(53)
Goldman Sachs International
CMBX NA BB.7 Index	(303)	2,000	209	1/17/47	(500 bp) — Monthly	(96)
CMBX NA BB.7 Index	(2,234)	11,000	1,148	1/17/47	(500 bp) — Monthly	(1,094)
CMBX NA BB.7 Index	(983)	6,000	626	1/17/47	(500 bp) — Monthly	(362)
CMBX NA BB.9 Index	(108)	1,000	104	9/17/58	(500 bp) — Monthly	(5)
JPMorgan Securities LLC
CMBX NA A.7 Index	(169)	8,000	177	1/17/47	(200 bp) — Monthly	(348)
CMBX NA BB.11 Index	(432)	4,000	395	11/18/54	(500 bp) — Monthly	(41)
CMBX NA BB.11 Index	(199)	2,000	197	11/18/54	(500 bp) — Monthly	(3)
CMBX NA BB.11 Index	(205)	2,000	197	11/18/54	(500 bp) — Monthly	(10)
CMBX NA BB.7 Index	(2,531)	20,000	2,088	1/17/47	(500 bp) — Monthly	(460)
CMBX NA BBB–.6 Index	(3,588)	35,000	3,514	5/11/63	(300 bp) — Monthly	(91)

28 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.7 Index	$(1,328)	$35,000	$956	1/17/47	(300 bp) — Monthly	$(390)
CMBX NA BBB–.7 Index	(145)	4,000	109	1/17/47	(300 bp) — Monthly	(38)
CMBX NA BBB–.7 Index	(142)	3,000	82	1/17/47	(300 bp) — Monthly	(62)
Merrill Lynch International
CMBX NA BB.10 Index	(238)	2,000	173	11/17/59	(500 bp) — Monthly	(66)
CMBX NA BB.10 Index	(211)	2,000	173	11/17/59	(500 bp) — Monthly	(39)
CMBX NA BB.7 Index	(694)	4,000	418	1/17/47	(500 bp) — Monthly	(280)
CMBX NA BB.9 Index	(626)	4,000	416	9/17/58	(500 bp) — Monthly	(213)
CMBX NA BB.9 Index	(262)	2,000	208	9/17/58	(500 bp) — Monthly	(56)
CMBX NA BBB–.7 Index	(328)	4,000	109	1/17/47	(300 bp) — Monthly	(221)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(408)	4,000	109	1/17/47	(300 bp) — Monthly	(300)
CMBX NA BB.10 Index	(210)	2,000	173	11/17/59	(500 bp) — Monthly	(38)
CMBX NA BB.11 Index	(196)	2,000	197	11/18/54	(500 bp) — Monthly	(1)
CMBX NA BB.7 Index	(1,207)	6,000	626	1/17/47	(500 bp) — Monthly	(585)
CMBX NA BB.7 Index	(1,009)	5,000	522	1/17/47	(500 bp) — Monthly	(491)
CMBX NA BB.7 Index	(958)	5,000	522	1/17/47	(500 bp) — Monthly	(448)
Upfront premium received	—		Unrealized appreciation			5,476
Upfront premium (paid)	(31,826)		Unrealized (depreciation)			(9,501)
Total	$(31,826)		Total			$(4,025)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/19 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32 Index	B+/P	$(35,278)	$586,000	$44,495	6/20/24	500 bp —	$10,112
						Quarterly
NA IG Series 32 Index	BBB+/P	(23,004)	1,450,000	31,316	6/20/24	100 bp —	8,755
						Quarterly
Total		$(58,282)					$18,867

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2019. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/19 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 32 Index	$88,614	$1,278,000	$97,039	6/20/24	(500 bp) — Quarterly	$(9,378)
Total	$88,614					$(9,378)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Global Asset Allocation Fund 29

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,047,122	$473,817	$—
Capital goods	5,621,780	161,709	—
Communication services	2,889,297	596,708	—
Conglomerates	579,269	71,277	—
Consumer cyclicals	8,170,871	553,823	—
Consumer staples	7,164,665	284,533	—
Energy	3,975,695	49,630	721
Financials	12,015,888	1,026,795	—
Health care	8,824,453	351,306	—
Technology	16,548,312	494,193	—
Transportation	1,063,695	353,195	—
Utilities and power	2,373,547	61,365	8,967
Total common stocks	71,274,594	4,478,351	9,688
Asset-backed securities	—	474,477	—
Convertible bonds and notes	—	4,861	—
Convertible preferred stocks	—	18,425	200
Corporate bonds and notes	—	20,144,473	55
Foreign government and agency bonds and notes	—	388,311	—
Mortgage-backed securities	—	2,105,403	—
Preferred stocks	17,768	—	—
Purchased options outstanding	—	7,247	—
Senior loans	—	164,270	—
U.S. government and agency mortgage obligations	—	16,981,687	—
Short-term investments	16,503,739	1,339,766	—
Totals by level	$87,796,101	$46,107,271	$9,943

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(77,983)	$—
Futures contracts	78,897	—	—
Written options outstanding	—	(2,512)	—
TBA sale commitments	—	(4,144,414)	—
Interest rate swap contracts	—	(5,592)	—
Total return swap contracts	—	(25,081)	—
Credit default contracts	—	(43,817)	—
Totals by level	$78,897	$(4,299,399)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/19 (Unaudited)

Assets
Investment in securities, at value, including $874,260 of securities on loan (Notes 1 and 9):
Unaffiliated issuers (identified cost $103,449,772)	$116,526,851
Affiliated issuers (identified cost $17,386,464) (Notes 1 and 5)	17,386,464
Cash	2,180
Foreign currency (cost $29,446) (Note 1)	29,251
Dividends, interest and other receivables	487,810
Foreign tax reclaim	36,223
Receivable for shares of the fund sold	6,535
Receivable for investments sold	235,024
Receivable for sales of delayed delivery securities (Note 1)	2,220,301
Receivable for sales of TBA securities (Note 1)	4,142,716
Receivable for variation margin on futures contracts (Note 1)	59,333
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,524
Unrealized appreciation on forward currency contracts (Note 1)	81,371
Unrealized appreciation on OTC swap contracts (Note 1)	274,668
Premium paid on OTC swap contracts (Note 1)	31,826
Total assets	141,522,077

Liabilities
Payable for investments purchased	31,563
Payable for purchases of delayed delivery securities (Note 1)	5,000
Payable for purchases of TBA securities (Note 1)	7,340,171
Payable for shares of the fund repurchased	100,403
Payable for compensation of Manager (Note 2)	62,563
Payable for custodian fees (Note 2)	71,413
Payable for investor servicing fees (Note 2)	14,582
Payable for Trustee compensation and expenses (Note 2)	111,119
Payable for administrative services (Note 2)	526
Payable for distribution fees (Note 2)	7,688
Payable for variation margin on futures contracts (Note 1)	25,908
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,146
Unrealized depreciation on OTC swap contracts (Note 1)	284,890
Premium received on OTC swap contracts (Note 1)	69,659
Unrealized depreciation on forward currency contracts (Note 1)	159,354
Written options outstanding, at value (premiums $4,641) (Note 1)	2,512
TBA sale commitments, at value (proceeds receivable $4,136,660) (Note 1)	4,144,414
Collateral on securities loaned, at value (Note 1)	882,725
Other accrued expenses	88,865
Total liabilities	13,405,501

Net assets	$128,116,576

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$113,241,949
Total distributable earnings (Note 1)	14,874,627
Total — Representing net assets applicable to capital shares outstanding	$128,116,576

Computation of net asset value Class IA
Net assets	$90,443,528
Number of shares outstanding	5,589,762
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.18

Computation of net asset value Class IB
Net assets	$37,673,048
Number of shares outstanding	2,295,362
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.41

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 31

Statement of operations
Six months ended 6/30/19 (Unaudited)

Investment income
Dividends (net of foreign tax of $27,176)	$1,011,094
Interest (net of foreign tax of $86 ) (including interest income of $190,684 from investments in affiliated issuers) (Note 5)	922,163
Securities lending (net of expenses) (Notes 1 and 5)	2,635
Total investment income	1,935,892

Expenses
Compensation of Manager (Note 2)	375,121
Investor servicing fees (Note 2)	44,792
Custodian fees (Note 2)	31,191
Trustee compensation and expenses (Note 2)	3,130
Distribution fees (Note 2)	46,825
Administrative services (Note 2)	1,678
Auditing and tax fees	61,767
Other	27,513
Total expenses	592,017

Expense reduction (Note 2)	(197)
Net expenses	591,820

Net investment income	1,344,072

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	948,542
Foreign currency transactions (Note 1)	554
Forward currency contracts (Note 1)	(11,815)
Futures contracts (Note 1)	353,770
Swap contracts (Note 1)	70,063
Written options (Note 1)	11,456
Total net realized gain	1,372,570
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	11,456,153
Assets and liabilities in foreign currencies	542
Forward currency contracts	34,417
Futures contracts	191,559
Swap contracts	107,398
Written options	(4,164)
Total change in net unrealized appreciation	11,785,905

Net gain on investments	13,158,475

Net increase in net assets resulting from operations	$14,502,547

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/19*	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$1,344,072	$2,673,688
Net realized gain on investments and foreign currency transactions	1,372,570	3,957,980
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	11,785,905	(16,112,803)
Net increase (decrease) in net assets resulting from operations	14,502,547	(9,481,135)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,575,717)	(2,150,736)
Class IB	(544,903)	(809,885)
Net realized short-term gain on investments
Class IA	—	(2,463,608)
Class IB	—	(1,051,162)
From net realized long-term gain on investments
Class IA	(2,805,544)	(5,338,493)
Class IB	(1,160,190)	(2,277,805)
Decrease from capital share transactions (Note 4)	(3,919,604)	(4,333,820)
Total increase (decrease) in net assets	4,496,589	(27,906,644)
Net assets:
Beginning of period	123,619,987	151,526,631
End of period	$128,116,576	$123,619,987

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 33

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/19†	$15.17	.17	1.64	1.81	(.29)	(.51)	(.80)	—	$16.18	12.08*	$90,444	.43*	1.09*	68*
12/31/18	18.14	.33	(1.53)	(1.20)	(.38)	(1.39)	(1.77)	—	15.17	(7.02)	86,731.85		1.97	132
12/31/17	16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	—[f]	18.14	15.67	104,826.86		1.87	208
12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	—	16.55	6.98	103,689	.87[g,h]	1.66[g,h]	384
12/31/15	19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	—	17.06	.42	112,027.86		1.51	339
12/31/14	18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	—	19.21	9.66	131,554.87		1.73	339
Class IB
6/30/19†	$15.35	.16	1.65	1.81	(.24)	(.51)	(.75)	—	$16.41	11.95*	$37,673	.55*	.96*	68*
12/31/18	18.33	.29	(1.54)	(1.25)	(.34)	(1.39)	(1.73)	—	15.35	(7.26)	36,889	1.10	1.71	132
12/31/17	16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	—[f]	18.33	15.34	46,701	1.11	1.61	208
12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	—	16.72	6.71	40,859	1.12[g,h]	1.41[g,h]	384
12/31/15	19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	—	17.21	.17	44,091	1.11	1.26	339
12/31/14	18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	—	19.35	9.42	51,339	1.12	1.48	339

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

g Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
December 31, 2016	0.02%

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Notes to financial statements 6/30/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through June 30, 2019.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Putnam VT Global Asset Allocation Fund 35

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a

36 Putnam VT Global Asset Allocation Fund

master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed

Putnam VT Global Asset Allocation Fund 37

to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $133,131 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $882,725 and the value of securities loaned amounted to $874,260.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $117,246,839, resulting in gross unrealized appreciation and depreciation of $14,847,293 and $2,401,319, respectively, or net unrealized appreciation of $12,445,974.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.7% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.293% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or

38 Putnam VT Global Asset Allocation Fund

PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$31,570
Class IB	13,222
Total	$44,792

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $26 under the expense offset arrangements and by $171 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $92, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$75,086,029	$82,757,349
U.S. government securities
(Long-term)	—	—
Total	$75,086,029	$82,757,349

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/19		Year ended 12/31/18		Six months ended 6/30/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,582	$201,240	87,202	$1,505,186	40,445	$654,136	206,459	$3,573,585
Shares issued in connection with
reinvestment of distributions	279,239	4,381,261	627,543	9,952,837	107,037	1,705,093	257,391	4,138,852
	291,821	4,582,501	714,745	11,458,023	147,482	2,359,229	463,850	7,712,437
Shares repurchased	(420,451)	(6,739,642)	(774,594)	(13,022,557)	(255,372)	(4,121,692)	(607,821)	(10,481,723)
Net decrease	(128,630)	$(2,157,141)	(59,849)	$(1,564,534)	(107,890)	$(1,762,463)	(143,971)	$(2,769,286)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/18	Purchase cost	Sale proceeds	Investment income	6/30/19
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$5,824,268	$4,941,543	$11,632	$882,725
Putnam Short Term Investment
Fund**	16,270,462	8,415,309	8,182,032	190,684	16,503,739
Total Short-term investments	$16,270,462	$14,239,577	$13,123,575	$202,316	$17,386,464

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Putnam VT Global Asset Allocation Fund 39

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency option contracts (contract amount)	$2,100,000
Written currency option contracts (contract amount)	$2,600,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$26,400,000
Centrally cleared interest rate swap contracts (notional)	$10,800,000
OTC total return swap contracts (notional)	$12,300,000
OTC credit default contracts (notional)	$1,400,000
Centrally cleared credit default contracts (notional)	$3,600,000
Warrants (number of warrants)	40

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$106,023*	Unrealized depreciation	$149,840*
Foreign exchange contracts	Investments, Receivables	88,618	Payables	161,866
	Receivables, Net assets —		Payables, Net assets —
Equity contracts	Unrealized appreciation	373,584*	Unrealized depreciation	336,437*
	Receivables, Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	324,780*	Unrealized depreciation	313,703*
Total		$893,005		$961,846

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$62,643	$62,643
Foreign exchange contracts	—	5,047	—	(11,815)	—	$(6,768)
Equity contracts	7	—	33,712	—	68,962	$102,681
Interest rate contracts	—	—	320,058	—	(61,542)	$258,516
Total	$7	$5,047	$353,770	$(11,815)	$70,063	$417,072

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$89,668	$89,668
Foreign exchange contracts	—	113	—	34,417	—	$34,530
Equity contracts	(5)	—	406,496	—	6,813	$413,304
Interest rate contracts	—	—	(214,937)	—	10,917	$(204,020)
Total	$(5)	$113	$191,559	$34,417	$107,398	$333,482

40 Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund 41

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$488	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$488
OTC Total return
swap contracts*#	—	692	—	—	243,628	—	1,013	—	—	—	303	—	—	—	—	—	—	245,636
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	255	313	—	—	296	—	30	—	—	—	—	894
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	5,087	9,738	2,071	—	—	7,475	1,484	2,125	—	—	—	—	27,980
Centrally cleared credit
default contracts§	—	—	1,036	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,036
Futures contracts§	—	—	—	57,755	—	—	—	—	—	—	1,578	—	—	—	—	—	—	59,333
Forward currency contracts#	14,040	3,272	—	—	10,448	—	571	20,966	4,114	11,538	—	—	—	9,245	4,349	766	2,062	81,371
Purchased options**#	—	—	—	—	—	—	—	—	7,247	—	—	—	—	—	—	—	—	7,247
Total Assets	$14,040	$3,964	$1,524	$57,755	$254,076	$5,087	$11,577	$23,350	$11,361	$11,538	$9,652	$1,484	$2,155	$9,245	$4,349	$766	$2,062	$423,985
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	1,098	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,098
OTC Total return
swap contracts*#	—	820	—	—	269,582	—	161	154	—	—	—	—	—	—	—	—	—	270,717
OTC Credit default contracts —
protection sold*#	4,294	—	—	—	—	4,133	20,168	16,206	—	—	3,312	200	3,356	—	—	—	—	51,669
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	179	—	—	—	—	—	—	179
Centrally cleared credit
default contracts§	—	—	1,048	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,048
Futures contracts§	—	—	—	17,955	—	—	—	—	—	—	7,953	—	—	—	—	—	—	25,908
Forward currency contracts#	6,801	9,303	—	—	16,309	—	10,682	21,589	13,724	19,698	—	—	—	18,884	22,264	20,100	—	159,354
Written options#	—	—	—	—	—	—	—	—	2,512	—	—	—	—	—	—	—	—	2,512
Total Liabilities	$11,095	$10,123	$2,146	$17,955	$285,891	$4,133	$31,011	$37,949	$16,236	$19,698	$11,444	$200	$3,356	$18,884	$22,264	$20,100	$—	$512,485
Total Financial and Derivative
Net Assets	$2,945	$(6,159)	$(622)	$39,800	$(31,815)	$954	$(19,434)	$(14,599)	$(4,875)	$(8,160)	$(1,792)	$1,284	$(1,201)	$(9,639)	$(17,915)	$(19,334)	$2,062	$(88,500)
Total collateral
received (pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$2,945	$(6,159)	$(622)	$39,800	$(31,815)	$954	$(19,434)	$(14,599)	$(4,875)	$(8,160)	$(1,792)	$1,284	$(1,201)	$(9,639)	$(17,915)	$(19,334)	$2,062
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $291,293 and $70,841, respectively.

42 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 43

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

44 Putnam VT Global Asset Allocation Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2019. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2018. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e.,

Putnam VT Global Asset Allocation Fund 45

all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2018. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2021. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four-or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund,

46 Putnam VT Global Asset Allocation Fund

the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2018 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	2nd	1st

Over the one-year, three-year and five-year periods ended December 31, 2018, there were 274, 244 and 231 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2018 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered that Putnam Management believed that the fund’s fourth quartile performance over the one-year period was driven by several factors. The Trustees noted Putnam Management’s view that the fund’s quantitative equity security selection process performed less favorably in 2018’s volatile market. The Trustees also noted Putnam Management’s observation that the fund’s overweight allocation to equities detracted from the fund’s performance, especially in the fourth quarter of 2018. The Trustees additionally considered Putnam Management’s view that the fund’s tactical position in commodities (a position that was not in the fund’s benchmark) detracted from the fund’s performance, as oil prices fell in the fourth quarter.

The Trustees noted that the fund had better performance over longer time periods, as shown by the fund’s first quartile performance over the five-year period ended December 31, 2018. In addition, the Trustees considered the fund’s top-quartile performance for the year-to-date period through February 28, 2019, noting Putnam Management’s observation that the market environment had been more favorable to the fund’s investment process during this recent period. The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT Global Asset Allocation Fund 47

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48 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
The Putnam Advisory Company, LLC	Legal Counsel	Robert L. Reynolds
100 Federal Street	Ropes & Gray LLP	Manoj P. Singh
Boston, MA 02110

Marketing Services
Putnam Retail Management
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 49

This report has been prepared for the shareholders	TR505
of Putnam VT Global Asset Allocation Fund.	VTSA062 317451 8/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2019